UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F. STREET NW

WASHINGTON, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
LARRY C. RENFRO	MARC R. DUFFY
AARP PORTFOLIOS	AARP FUNDS
650 F. STREET NW WASHINGTON, DC 20004	650 F. STREET NW WASHINGTON, DC 20004

Registrant’s telephone number, including area code: (202) 434-3546

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments.

U.S. Stock Market Portfolio

International Stock Market Portfolio

U.S. Bond Market Portfolio

AARP Portfolios

U.S. Stock Market Portfolio

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - 99.3%

Consumer Discretionary - 10.9%
[1] 99 Cents Only Stores	200	$2,054
Aaron Rents, Inc.	121	2,698
Abercrombie & Fitch Co.	254	20,498
1 ACCO Brands Corp.	160	3,590
Advance Auto Parts, Inc.	308	10,336
[1] Aeropostale, Inc.	255	4,860
1 AFC Enterprises, Inc.	100	1,505
[1] Aftermarket Technology Corp.	100	3,174
[1] Amazon.com, Inc.	957	89,145
Ambassadors Group, Inc.	100	3,810
American Axle & Manufacturing Holdings, Inc.	200	5,050
American Eagle Outfitters, Inc.	584	15,365
American Greetings Corp.	200	5,280
Ameristar Casinos, Inc.	158	4,440
Andersons, Inc.	100	4,802
[1] AnnTaylor Stores Corp.	169	5,352
Applebees International, Inc.	210	5,225
ArvinMeritor, Inc.	200	3,364
Asbury Automotive Group, Inc.	100	1,981
Autoliv, Inc.	300	17,925
[1] AutoNation, Inc.	463	8,204
[1] AutoZone, Inc.	130	15,098
[1] Avis Budget Group, Inc.	288	6,592
[1] Bare Escentuals, Inc.	200	4,974
Barnes & Noble, Inc.	126	4,443
[1] Beacon Roofing Supply, Inc.	75	767
Beazer Homes USA, Inc.	88	726
Bebe Stores, Inc.	100	1,463
[1] Bed Bath & Beyond, Inc.	879	29,991
Belo Corp.	250	4,340
Best Buy Co., Inc.	1,218	56,052
Big 5 Sporting Goods Corp.	100	1,870
[1] Big Lots, Inc.	370	11,041
1 BJ’s Wholesale Club, Inc.	153	5,073
Black & Decker Corp.	187	15,577
[1] Blockbuster, Inc.	300	1,611
[1] Blue Nile, Inc.	100	9,412
Blyth, Inc.	100	2,045
Bob Evans Farms, Inc.	90	2,716
Borders Group, Inc.	100	1,333
BorgWarner, Inc.	180	16,475
Boyd Gaming Corp.	158	6,770
[1] Brightpoint, Inc.	105	1,576
Brinker International, Inc.	385	10,564
[1] Brocade Communications Systems, Inc.	1,195	10,229
Brown Shoe Co., Inc.	130	2,522
Brunswick Corp.	299	6,835
Buckle, Inc.	100	3,794
Building Material Holding Corp.	40	423
Burger King Holdings, Inc.	200	5,098
[1] Cabela’s, Inc.	94	2,223
[1] Cablevision Systems Corp.	746	26,065
[1] California Pizza Kitchen, Inc.	150	2,635
Callaway Golf Co.	220	3,522
[1] Carmax, Inc.	612	12,442
Carnival Corp.	1,354	65,574
[1] Carter’s, Inc.	160	3,192
[1] Catalina Marketing Corp.	170	5,506
Cato Corp.	100	2,044
CBRL Group, Inc.	107	4,366
CBS Corp.	2,057	64,795
CDW Corp.	167	14,562
1 CEC Entertainment, Inc.	50	1,344
Centex Corp.	335	8,901
[1] Champion Enterprises, Inc.	210	2,306
[1] Charlotte Russe Holding, Inc.	100	1,464
[1] Charming Shoppes, Inc.	250	2,100
[1] Charter Communications, Inc.	1,200	3,096
[1] Cheesecake Factory, Inc.	270	6,337
[1] Chico’s FAS, Inc.	499	7,011
[1] Childrens Place Retail Stores, Inc.	130	3,156
[1] Chipotle Mexican Grill, Inc., Class A	42	4,961
[1] Chipotle Mexican Grill, Inc., Class B	100	10,700
Choice Hotels International, Inc.	100	3,767
Christopher & Banks Corp.	100	1,212
Circuit City Stores, Inc.	500	3,955
Citadel Broadcasting Corp.	395	1,643
CKE Restaurants, Inc.	200	3,242
1 CKX, Inc.	200	2,462
Clear Channel Communications, Inc.	1,412	52,865
[1] Coach, Inc.	1,093	51,666
[1] Coldwater Creek, Inc.	175	1,901
[1] Collective Brands, Inc.	180	3,971
Columbia Sportswear Co.	55	3,042
[1] Comcast Corp., Class A	5,923	143,218
[1] Comcast Corp., Special Class A	3,160	75,714
Cooper Tire & Rubber Co.	210	5,124
[1] Copart, Inc.	200	6,878
Costco Wholesale Corp.	1,324	81,254
[1] Cox Radio, Inc.	100	1,305
1 CROCS, Inc.	200	13,450
1 CSK Auto Corp.	100	1,065
1 CTC Media, Inc.	100	2,196
Darden Restaurants, Inc.	422	17,665
[1] Deckers Outdoor Corp.	37	4,063

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Consumer Discretionary - (continued)
[1] Dick’s Sporting Goods, Inc.	93	$6,245
Dillard’s, Inc.	143	3,122
1 DIRECTV Group, Inc.	2,176	52,833
[1] Dolby Laboratories, Inc.	100	3,482
[1] Dollar Tree Stores, Inc.	270	10,946
Domino’s Pizza, Inc.	152	2,522
Dow Jones & Co., Inc.	179	10,686
DR Horton, Inc.	777	9,953
[1] DreamWorks Animation SKG, Inc.	260	8,689
[1] Dress Barn, Inc.	80	1,361
1 DSW, Inc.	100	2,517
1 DTS, Inc.	100	3,037
Eastman Kodak Co.	828	22,157
[1] EchoStar Communications Corp.	631	29,537
Entercom Communications Corp.	60	1,160
[1] Entravision Communications Corp.	200	1,844
Ethan Allen Interiors, Inc.	50	1,635
EW Scripps Co.	260	10,920
[1] Expedia, Inc.	520	16,578
Family Dollar Stores, Inc.	384	10,199
Federal Signal Corp.	100	1,536
Finish Line, Inc.	80	347
[1] Fleetwood Enterprises, Inc.	200	1,710
Foot Locker, Inc.	404	6,193
[1] Ford Motor Co.	4,572	38,816
Fortune Brands, Inc.	452	36,833
[1] Fossil, Inc.	180	6,725
Fred’s, Inc.	100	1,053
Furniture Brands International, Inc.	80	811
[1] GameStop Corp., Class A	420	23,667
Gannett Co., Inc.	768	33,562
Gap, Inc.	1,694	31,237
Garmin Ltd.	365	43,581
GateHouse Media, Inc.	100	1,275
[1] Gaylord Entertainment Co.	94	5,003
[1] Gemstar-TV Guide International, Inc.	1,116	7,767
General Motors Corp.	1,403	51,490
[1] Genesco, Inc.	40	1,845
Gentex Corp.	373	7,997
[1] Getty Images, Inc.	201	5,596
[1] Goodyear Tire & Rubber Co.	580	17,638
Group 1 Automotive, Inc.	100	3,357
1 GSI Commerce, Inc.	100	2,660
Guess?, Inc.	156	7,649
[1] Guitar Center, Inc.	81	4,803
[1] Gymboree Corp.	124	4,370
[1] Hanesbrands, Inc.	278	7,801
Harley-Davidson, Inc.	828	38,262
Harman International Industries, Inc.	169	14,622
Harrah’s Entertainment, Inc.	619	53,810
Harte-Hanks, Inc.	180	3,542
Hasbro, Inc.	413	11,514
Hearst-Argyle Television, Inc.	87	2,259
[1] Helen of Troy Ltd.	100	1,931
[1] Hertz Global Holdings, Inc.	400	9,088
[1] Hibbett Sports, Inc.	60	1,488
Hilton Hotels Corp.	1,138	52,906
HNI Corp.	108	3,888
Home Depot, Inc.	5,039	163,465
[1] Hot Topic, Inc.	200	1,492
[1] Hovnanian Enterprises, Inc.	96	1,065
Idearc, Inc.	400	12,588
IHOP Corp.	30	1,900
[1] Insight Enterprises, Inc.	180	4,646
Interactive Data Corp.	70	1,974
Interface, Inc.	100	1,805
[1] Interline Brands, Inc.	100	2,299
International Game Technology	1,000	43,100
International Speedway Corp.	150	6,879
[1] Interpublic Group of Cos, Inc.	1,260	13,079
[1] inVentiv Health, Inc.	100	4,382
1 J Crew Group, Inc.	100	4,150
[1] Jack in the Box, Inc.	81	5,252
[1] Jakks Pacific, Inc.	100	2,671
JCPenney Co., Inc.	669	42,395
1 Jo-Ann Stores, Inc.	100	2,110
John Wiley & Sons, Inc.	170	7,638
Johnson Controls, Inc.	581	68,622
Jones Apparel Group, Inc.	322	6,804
[1] Jos. A. Bank Clothiers, Inc.	100	3,342
Journal Communications, Inc.	200	1,896
K-Swiss, Inc.	50	1,146
KB Home	174	4,360
Kellwood Co.	103	1,756
[1] Keystone Automotive Industries, Inc.	100	4,776
Kimball International, Inc.	100	1,138
Knoll, Inc.	106	1,880
[1] Knology, Inc.	100	1,673
[1] Kohl’s Corp.	902	51,712
[1] Krispy Kreme Doughnuts, Inc.	200	800
La-Z-Boy, Inc.	200	1,476
[1] Lamar Advertising Co.	284	13,907
Lancaster Colony Corp.	60	2,290
Landry’s Restaurants, Inc.	100	2,646
[1] Las Vegas Sands Corp.	302	40,293
[1] Lear Corp.	240	7,704

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Consumer Discretionary - (continued)
Lee Enterprises, Inc.	80	$1,246
Leggett & Platt, Inc.	544	10,423
Lennar Corp.	393	8,901
[1] Liberty Global, Inc.	585	22,616
[1] Liberty Media Holding Corp. - Capital	367	45,813
[1] Liberty Media Holding Corp. - Interactive	1,804	34,655
[1] Life Time Fitness, Inc.	100	6,134
Limited Brands, Inc.	1,087	24,881
[1] Lions Gate Entertainment Corp.	400	4,124
[1] Live Nation, Inc.	151	3,209
Liz Claiborne, Inc.	302	10,368
1 LKQ Corp.	146	5,082
[1] Lodgenet Entertainment Corp.	100	2,536
Lowe’s Cos, Inc.	4,653	130,377
1 M&F Worldwide Corp.	50	2,510
[1] Macrovision Corp.	190	4,680
Macy’s, Inc.	1,356	43,826
Marcus Corp.	100	1,920
Marriott International, Inc.	1,115	48,469
[1] Marvel Entertainment, Inc.	200	4,688
Mattel, Inc.	1,126	26,416
Matthews International Corp.	60	2,628
McClatchy Co.	116	2,318
McDonald’s Corp.	3,599	196,038
McGraw-Hill Cos, Inc.	1,059	53,914
MDC Holdings, Inc.	100	4,094
Media General, Inc.	40	1,100
[1] Mediacom Communications Corp.	200	1,410
Men’s Wearhouse, Inc.	160	8,083
Meredith Corp.	89	5,100
[1] Meritage Homes Corp.	30	424
1 MGM Mirage	350	31,304
Modine Manufacturing Co.	60	1,597
[1] Mohawk Industries, Inc.	147	11,951
[1] Morgans Hotel Group Co.	100	2,175
Movado Group, Inc.	100	3,192
[1] Move, Inc.	300	828
Nautilus, Inc.	100	797
[1] NetFlix, Inc.	160	3,315
New York Times Co.	401	7,924
Newell Rubbermaid, Inc.	858	24,728
News Corp., Class A	5,660	124,463
News Corp., Class B	1,403	32,816
Nike, Inc.	1,160	68,046
Nordstrom, Inc.	631	29,588
[1] NutriSystem, Inc.	111	5,205
1 NVR, Inc.	10	4,702
O’Charleys, Inc.	100	1,516
1 O’Reilly Automotive, Inc.	313	10,457
Oakley, Inc.	100	2,903
[1] Office Depot, Inc.	791	16,310
OfficeMax, Inc.	190	6,511
Omnicom Group, Inc.	982	47,224
Orient-Express Hotels Ltd.	116	5,947
Oxford Industries, Inc.	42	1,517
[1] Pacific Sunwear of California, Inc.	190	2,812
[1] Panera Bread Co.	73	2,978
[1] Papa John’s International, Inc.	60	1,466
[1] Penn National Gaming, Inc.	190	11,214
Penske Automotive Group, Inc.	154	3,117
PEP Boys-Manny Moe & Jack	100	1,403
Petsmart, Inc.	374	11,931
1 PF Chang’s China Bistro, Inc.	40	1,184
Phillips-Van Heusen, Corp.	139	7,295
[1] Pier 1 Imports, Inc.	300	1,419
[1] Pinnacle Entertainment, Inc.	170	4,629
Polaris Industries, Inc.	160	6,979
Polo Ralph Lauren Corp.	176	13,684
Pool Corp.	180	4,496
[1] Priceline.com, Inc.	100	8,875
Pulte Homes, Inc.	648	8,819
[1] Quiksilver, Inc.	350	5,005
[1] Radio One, Inc.	300	1,119
RadioShack Corp.	340	7,024
[1] Rare Hospitality International, Inc.	70	2,668
1 RC2 Corp.	100	2,769
[1] Red Robin Gourmet Burgers, Inc.	41	1,759
Regal Entertainment Group	180	3,951
Regis Corp.	160	5,106
[1] Rent-A-Center, Inc.	200	3,626
[1] Retail Ventures, Inc.	100	1,041
1 RH Donnelley Corp.	183	10,252
Ross Stores, Inc.	380	9,743
Royal Caribbean Cruises Ltd.	385	15,027
Ruby Tuesday, Inc.	200	3,668
Ryland Group, Inc.	106	2,272
[1] Saks, Inc.	353	6,054
[1] Scholastic Corp.	70	2,440
[1] School Specialty, Inc.	40	1,385
[1] Scientific Games Corp.	180	6,768
Sealy Corp.	100	1,404
[1] Sears Holdings Corp.	254	32,309
[1] Select Comfort Corp.	175	2,441
Sherwin-Williams Co.	321	21,093
[1] Shuffle Master, Inc.	60	897
Sinclair Broadcast Group, Inc.	200	2,408
[1] Sirius Satellite Radio, Inc.	3,947	13,775

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Consumer Discretionary - (continued)
[1] Six Flags, Inc.	300	$1,038
[1] Skechers U.S.A., Inc.	100	2,210
[1] Smith & Wesson Holding Corp.	100	1,909
Snap-On, Inc.	129	6,391
Sonic Automotive, Inc.	100	2,394
[1] Sonic Corp.	236	5,522
Speedway Motorsports, Inc.	100	3,700
Stage Stores, Inc.	90	1,641
Standard-Pacific Corp.	183	1,005
Stanley Works	290	16,278
Staples, Inc.	2,156	46,332
[1] Starbucks Corp.	2,206	57,797
Starwood Hotels & Resorts Worldwide, Inc.	689	41,857
Station Casinos, Inc.	118	10,323
[1] Steak N Shake Co.	100	1,501
[1] Steven Madden Ltd.	54	1,023
Superior Industries International, Inc.	100	2,169
Talbots, Inc.	100	1,800
Target Corp.	2,490	158,289
Tempur-Pedic International, Inc.	100	3,575
[1] Tenneco, Inc.	180	5,582
[1] Texas Roadhouse, Inc.	152	1,778
Thor Industries, Inc.	150	6,748
Tiffany & Co.	436	22,825
Tim Hortons, Inc.	600	20,910
[1] Timberland Co.	170	3,223
Time Warner, Inc.	11,380	208,937
[1] Tivo, Inc.	300	1,905
TJX Cos, Inc.	1,420	41,279
[1] Toll Brothers, Inc.	422	8,436
Toro Co.	100	5,883
[1] Tractor Supply Co.	79	3,641
Triarc Cos, Inc., Class A	150	1,844
Triarc Cos, Inc., Class B	200	2,502
Tribune Co.	237	6,475
1 TRW Automotive Holdings Corp.	160	5,069
Tupperware Brands Corp.	180	5,668
[1] Tween Brands, Inc.	150	4,926
[1] Under Armour, Inc.	122	7,298
Unifirst Corp.	100	3,746
[1] United Rentals, Inc.	190	6,112
[1] Urban Outfitters, Inc.	326	7,107
[1] Vail Resorts, Inc.	78	4,859
VF Corp.	236	19,057
[1] Viacom, Inc.	1,772	69,055
Virgin Media, Inc.	769	18,664
[1] Visteon Corp.	210	1,082
WABCO Holdings, Inc.	191	8,929
Wabtec Corp.	170	6,368
Wal-Mart Stores, Inc.	7,564	330,169
Walt Disney Co.	5,740	197,399
[1] Warnaco Group, Inc.	180	7,033
Warner Music Group Corp.	80	808
Washington Post Co.	14	11,239
1 WCI Communities, Inc.	50	300
Wendy’s International, Inc.	322	11,241
1 WESCO International, Inc.	114	4,895
Westwood One, Inc.	130	358
Whirlpool Corp.	208	18,533
Williams-Sonoma, Inc.	288	9,395
Winnebago Industries, Inc.	40	955
1 WMS Industries, Inc.	150	4,965
Wolverine World Wide, Inc.	200	5,480
Wyndham Worldwide Corp.	577	18,903
[1] Wynn Resorts Ltd.	172	27,100
1 XM Satellite Radio Holdings, Inc.	812	11,506
Yum! Brands, Inc.	1,575	53,282
[1] Zale Corp.	170	3,934
[1] Zumiez, Inc.	100	4,437

Total Consumer Discretionary		5,517,092

Consumer Staples - 7.5%
Alberto-Culver Co.	190	4,710
[1] Alliance One International, Inc.	300	1,962
Altria Group, Inc.	6,430	447,078
Anheuser-Busch Cos, Inc.	2,330	116,477
Archer-Daniels-Midland Co.	1,817	60,106
Avon Products, Inc.	1,316	49,389
Brown-Forman Corp.	200	14,982
Bunge Ltd.	338	36,318
Campbell Soup Co.	747	27,639
Casey’s General Stores, Inc.	180	4,986
[1] Central European Distribution Corp.	100	4,791
[1] Central Garden and Pet Co.	40	356
[1] Central Garden and Pet Co., Class A (Non-voting)	80	718
[1] Chattem, Inc.	51	3,597
[1] Chiquita Brands International, Inc.	70	1,108
Church & Dwight Co., Inc.	232	10,913
Clorox Co.	513	31,288
Coca-Cola Co.	6,295	361,774
Coca-Cola Enterprises, Inc.	771	18,674
Colgate-Palmolive Co.	1,524	108,692
ConAgra Foods, Inc.	1,543	40,319
[1] Constellation Brands, Inc.	610	14,768
Corn Products International, Inc.	251	11,513
CVS Corp.	4,731	187,490
[1] Dean Foods Co.	344	8,800
Del Monte Foods Co.	560	5,880
[1] Elizabeth Arden, Inc.	100	2,696

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Consumer Staples - (continued)
Estee Lauder Cos, Inc.	330	$14,012
Flowers Foods, Inc.	255	5,559
General Mills, Inc.	1,029	59,692
[1] Great Atlantic & Pacific Tea Co.	100	3,046
[1] Hain Celestial Group, Inc.	80	2,570
[1] Hansen Natural Corp.	252	14,283
Herbalife Ltd.	150	6,819
Hershey Co.	497	23,066
HJ Heinz Co.	989	45,692
Hormel Foods Corp.	189	6,762
Ingles Markets, Inc.	100	2,866
J&J Snack Foods Corp.	100	3,482
JM Smucker Co.	228	12,180
Kellogg Co.	853	47,768
Kimberly-Clark Corp.	1,435	100,823
Kraft Foods, Inc.	4,900	169,099
Kroger Co.	2,028	57,839
Lance, Inc.	100	2,302
Loews Corp. - Carolina Group	307	25,245
Longs Drug Stores Corp.	140	6,954
McCormick & Co., Inc.	333	11,978
Molson Coors Brewing Co.	188	18,738
Nash Finch Co.	100	3,983
1 NBTY, Inc.	190	7,714
Nu Skin Enterprises, Inc.	100	1,616
[1] Pantry, Inc.	30	769
[1] Pathmark Stores, Inc.	100	1,275
Pepsi Bottling Group, Inc.	460	17,098
PepsiAmericas, Inc.	200	6,488
PepsiCo, Inc.	4,991	365,641
[1] Performance Food Group Co.	70	2,109
Pilgrim’s Pride Corp.	152	5,279
[1] Playtex Products, Inc.	200	3,656
[1] Prestige Brands Holdings, Inc.	100	1,098
Procter & Gamble Co.	9,618	676,530
[1] Ralcorp Holdings, Inc.	50	2,791
Reddy Ice Holdings, Inc.	100	2,637
[1] Rite Aid Corp.	1,450	6,699
Ruddick Corp.	100	3,354
Safeway, Inc.	1,302	43,109
[1] Sally Beauty Holdings, Inc.	190	1,605
Sanderson Farms, Inc.	100	4,167
Sara Lee Corp.	2,127	35,500
Seaboard Corp.	1	1,960
Sensient Technologies Corp.	161	4,648
[1] Smithfield Foods, Inc.	359	11,308
[1] Steiner Leisure Ltd.	100	4,340
SUPERVALU, Inc.	664	25,903
Sysco Corp.	1,879	66,874
[1] Terra Industries, Inc.	261	8,159
Tootsie Roll Industries, Inc.	103	2,733
[1] TreeHouse Foods, Inc.	100	2,705
Tyson Foods, Inc.	730	13,030
[1] United Natural Foods, Inc.	160	4,355
Universal Corp.	50	2,447
UST, Inc.	483	23,957
Vector Group Ltd.	105	2,353
Walgreen Co.	3,092	146,066
WD-40 Co.	100	3,414
Whole Foods Market, Inc.	389	19,045
[1] Winn-Dixie Stores, Inc.	300	5,616
Wm. Wrigley Jr Co.	602	38,666

Total Consumer Staples		3,798,496

Energy - 10.6%
[1] Allis-Chalmers Energy, Inc.	100	1,894
Anadarko Petroleum Corp.	1,387	74,551
Apache Corp.	1,014	91,321
[1] Arena Resources, Inc.	100	6,550
Atlas America, Inc.	67	3,459
1 ATP Oil & Gas Corp.	48	2,257
[1] Atwood Oceanics, Inc.	88	6,737
Baker Hughes, Inc.	970	87,659
[1] Basic Energy Services, Inc.	100	2,102
Berry Petroleum Co.	160	6,334
[1] Bill Barrett Corp.	40	1,576
BJ Services Co.	915	24,293
Cabot Oil & Gas Corp.	300	10,548
[1] Cameron International Corp.	321	29,625
CARBO Ceramics, Inc.	30	1,522
[1] Carrizo Oil & Gas, Inc.	100	4,486
[1] Cheniere Energy, Inc.	160	6,267
Chesapeake Energy Corp.	1,350	47,601
Chevron Corp.	6,570	614,821
Cimarex Energy Co.	259	9,648
1 CNX Gas Corp.	100	2,877
[1] Complete Production Services, Inc.	100	2,048
[1] Comstock Resources, Inc.	160	4,934
ConocoPhillips	4,768	418,487
[1] Core Laboratories NV	78	9,936
Crosstex Energy, Inc.	119	4,511
[1] Delta Petroleum Corp.	200	3,590
[1] Denbury Resources, Inc.	418	18,680
Devon Energy Corp.	1,263	105,082
Diamond Offshore Drilling, Inc.	198	22,431
[1] Dresser-Rand Group, Inc.	205	8,756
[1] Dril-Quip, Inc.	80	3,948
El Paso Corp.	2,206	37,436
[1] Encore Acquisition Co.	160	5,064
[1] Energy Partners Ltd.	87	1,277
ENSCO International, Inc.	423	23,730
EOG Resources, Inc.	752	54,392
Equitable Resources, Inc.	315	16,339
[1] Evergreen Energy, Inc.	90	459
1 EXCO Resources, Inc.	200	3,308

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Energy - (continued)
[1] Exterran Holdings, Inc.	197	$15,827
Exxon Mobil Corp.	17,100	1,582,776
1 FMC Technologies, Inc.	400	23,064
[1] Forest Oil Corp.	261	11,233
Frontier Oil Corp.	353	14,699
General Maritime Corp.	40	1,116
[1] Global Industries Ltd.	230	5,925
GlobalSantaFe Corp.	750	57,015
[1] Grant Prideco, Inc.	450	24,534
[1] Grey Wolf, Inc.	540	3,537
[1] Gulfmark Offshore, Inc.	100	4,866
Halliburton Co.	2,791	107,174
[1] Harvest Natural Resources, Inc.	100	1,194
[1] Helix Energy Solutions Group, Inc.	297	12,611
Helmerich & Payne, Inc.	300	9,849
Hercules Offshore, Inc.	262	6,841
Hess Corp.	842	56,018
Holly Corp.	111	6,641
[1] Horizon Offshore, Inc.	100	1,650
[1] Hornbeck Offshore Services, Inc.	100	3,670
1 ION Geophysical Corp.	200	2,766
Lufkin Industries, Inc.	56	3,081
Marathon Oil Corp.	2,050	116,891
[1] Mariner Energy, Inc.	300	6,213
[1] Matrix Service Co.	100	2,095
Murphy Oil Corp.	547	38,230
[1] Nabors Industries Ltd.	902	27,755
1 NATCO Group, Inc.	100	5,175
[1] National Oilwell Varco, Inc.	550	79,475
[1] Newfield Exploration Co.	391	18,831
[1] Newpark Resources, Inc.	300	1,608
Noble Corp.	842	41,300
Noble Energy, Inc.	576	40,343
Occidental Petroleum Corp.	2,563	164,237
[1] Oceaneering International, Inc.	180	13,644
[1] Oil States International, Inc.	123	5,941
[1] Oilsands Quest, Inc.	600	2,658
[1] Pacific Ethanol, Inc.	100	962
[1] Parallel Petroleum Corp.	82	1,393
[1] Parker Drilling Co.	270	2,192
Patterson-UTI Energy, Inc.	470	10,608
Penn Virginia Corp.	160	7,037
[1] Petroleum Development Corp.	50	2,218
[1] PetroQuest Energy, Inc.	200	2,146
[1] Pioneer Drilling Co.	171	2,083
Pioneer Natural Resources Co.	350	15,743
[1] Plains Exploration & Production Co.	275	12,161
Pogo Producing Co.	222	11,790
[1] Pride International, Inc.	459	16,777
[1] Quicksilver Resources, Inc.	150	7,058
Range Resources Corp.	452	18,378
[1] Rosetta Resources, Inc.	100	1,834
Rowan Cos, Inc.	299	10,937
RPC, Inc.	100	1,421
Schlumberger Ltd.	3,600	378,000
1 SEACOR Holdings, Inc.	44	4,184
Smith International, Inc.	600	42,840
St. Mary Land & Exploration Co.	216	7,705
[1] Stone Energy Corp.	40	1,600
Sunoco, Inc.	333	23,570
[1] Superior Energy Services	300	10,632
[1] Swift Energy Co.	140	5,729
Tesoro Corp.	446	20,525
[1] Tetra Technologies, Inc.	220	4,651
Tidewater, Inc.	147	9,238
[1] Transocean, Inc.	850	96,093
[1] Trico Marine Services, Inc.	100	2,980
[1] Ultra Petroleum Corp.	519	32,199
[1] Unit Corp.	112	5,421
1 US BioEnergy Corp.	200	1,542
Valero Energy Corp.	1,662	111,653
W&T Offshore, Inc.	113	2,755
1 W-H Energy Services, Inc.	60	4,425
[1] Warren Resources, Inc.	200	2,508
[1] Weatherford International Ltd.	1,027	68,994
Western Refining, Inc.	100	4,058
[1] Whiting Petroleum Corp.	150	6,668
[1] Willbros Group, Inc.	100	3,400
Williams Cos, Inc.	1,846	62,875
XTO Energy, Inc.	1,184	73,219

Total Energy		5,413,221

Financials - 19.5%
[2] Acadia Realty Trust	100	2,713
[1] Accredited Home Lenders Holding Co.	30	350
ACE Ltd.	1,030	62,387
Advanta Corp.	81	2,221
[1] Affiliated Managers Group, Inc.	75	9,563
Aflac, Inc.	1,478	84,305
AG Edwards, Inc.	218	18,257
Alabama National BanCorp.	50	3,896
[1],[2] Alexander’s, Inc.	8	3,084
[2] Alexandria Real Estate Equities, Inc.	64	6,161
Alfa Corp.	100	1,818
[1] Alleghany Corp.	11	4,466
Allied Capital Corp.	450	13,225
Allied World Assurance Holdings Ltd.	100	5,191

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Financials - (continued)
Allstate Corp.	1,732	$99,053
2 AMB Property Corp.	293	17,524
AMBAC Financial Group, Inc.	289	18,181
AMCORE Financial, Inc.	110	2,741
[2] American Campus Communities, Inc.	100	2,929
American Capital Strategies Ltd.	502	21,450
American Equity Investment Life Holding Co.	200	2,130
American Express Co.	3,257	193,368
American Financial Group, Inc.	218	6,217
[2] American Financial Realty Trust	300	2,415
American International Group, Inc.	6,760	457,314
[1] AmeriCredit Corp.	364	6,399
Ameriprise Financial, Inc.	728	45,944
Amtrust Financial Services, Inc.	100	1,517
Anchor BanCorp Wisconsin, Inc.	100	2,700
Annaly Mortgage Management, Inc.	970	15,452
[2] Anthracite Capital, Inc.	200	1,820
AON Corp.	864	38,716
[2] Apartment Investment & Management Co.	313	14,126
Apollo Investment Corp.	298	6,198
[2] Arbor Realty Trust, Inc.	130	2,456
[1] Arch Capital Group Ltd.	205	15,254
[2] Archstone-Smith Trust	660	39,692
Ares Capital Corp.	128	2,083
[1] Argo Group International Holdings Ltd.	45	1,958
Arthur J. Gallagher & Co.	333	9,647
[2] Ashford Hospitality Trust, Inc.	300	3,015
Aspen Insurance Holdings Ltd.	200	5,582
Associated Banc-Corp	400	11,852
Assurant, Inc.	350	18,725
Assured Guaranty Ltd.	190	5,162
Astoria Financial Corp.	240	6,367
[2] AvalonBay Communities, Inc.	218	25,737
Axis Capital Holdings Ltd.	458	17,821
Banco Bilbao Vizcaya Argentaria SA	2	37
BancorpSouth, Inc.	232	5,638
Bank Mutual Corp.	200	2,358
Bank of America Corp.	13,523	679,801
Bank of Hawaii Corp.	200	10,570
Bank of New York Mellon Corp.	3,423	151,091
BankAtlantic Bancorp, Inc.	200	1,734
[1] Bankrate, Inc.	100	4,612
BankUnited Financial Corp.	126	1,958
Banner Corp.	21	722
BB&T Corp.	1,624	65,593
Bear Stearns Cos, Inc.	317	38,931
[1] Berkshire Hathaway, Inc.	29	114,608
[2] BioMed Realty Trust, Inc.	210	5,061
BOK Financial Corp.	40	2,056
Boston Private Financial Holdings, Inc.	60	1,670
[2] Boston Properties, Inc.	328	34,079
[2] Brandywine Realty Trust	240	6,074
2 BRE Properties, Inc.	200	11,186
Broadridge Financial Solutions, Inc.	344	6,519
Brookdale Senior Living, Inc.	104	4,140
Brookline Bancorp, Inc.	190	2,202
Brown & Brown, Inc.	324	8,521
Calamos Asset Management, Inc.	76	2,145
[2] Camden Property Trust	230	14,777
Capital One Financial Corp.	1,323	87,887
[2] Capital Trust, Inc.	10	355
CapitalSource, Inc.	346	7,003
Capitol Bancorp Ltd.	100	2,483
Capitol Federal Financial	60	2,052
[2] CapLease, Inc.	100	1,025
Cascade Bancorp	100	2,226
Cash America International, Inc.	95	3,572
Cathay General Bancorp	100	3,221
1 CB Richard Ellis Group, Inc.	621	17,289
1 CBIZ, Inc.	200	1,590
2 CBL & Associates Properties, Inc.	234	8,202
[2] Cedar Shopping Centers, Inc.	100	1,362
[1] Centennial Bank Holdings, Inc.	100	640
Central Pacific Financial Corp.	60	1,752
Charles Schwab Corp.	2,966	64,066
Chemical Financial Corp.	100	2,425
Chittenden Corp.	100	3,516
Chubb Corp.	1,198	64,261
Cincinnati Financial Corp.	437	18,926
CIT Group, Inc.	628	25,246
Citigroup, Inc.	15,019	700,937
Citizens Banking Corp.	207	3,335
City Holding Co.	100	3,641
City National Corp.	100	6,951
CME Group, Inc.	145	85,166

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Financials - (continued)
Cohen & Steers, Inc.	100	$3,703
Colonial BancGroup, Inc.	434	9,383
[2] Colonial Properties Trust	163	5,591
Columbia Banking System, Inc.	100	3,182
Comerica, Inc.	477	24,461
Commerce Bancorp, Inc.	511	19,817
Commerce Bancshares, Inc.	205	9,407
Commerce Group, Inc.	200	5,894
Community Bank System, Inc.	90	1,757
Community Banks, Inc.	100	2,979
Community Trust Bancorp, Inc.	80	2,403
[1] CompuCredit Corp.	100	2,171
[1] Conseco, Inc.	429	6,864
[2] Corporate Office Properties Trust SBI MD	170	7,077
[1] Corrections Corp. of America	318	8,322
Corus Bankshares, Inc.	60	781
Countrywide Financial Corp.	1,906	36,233
[2] Cousins Properties, Inc.	90	2,642
Crystal River Capital, Inc.	100	1,681
Cullen/Frost Bankers, Inc.	202	10,124
CVB Financial Corp.	137	1,603
DCT Industrial Trust, Inc.	400	4,188
[2] Deerfield Triarc Capital Group	100	905
Delphi Financial Group	175	7,074
[2] Developers Diversified Realty Corp.	364	20,337
[2] DiamondRock Hospitality Co.	200	3,482
[2] Digital Realty Trust, Inc.	200	7,878
Dime Community Bancshares	180	2,695
Discover Financial Services	1,397	29,058
Douglas Emmett, Inc.	300	7,419
Downey Financial Corp.	30	1,734
[2] Duke Realty Corp.	451	15,248
1 E*Trade Financial Corp.	1,209	15,790
East West Bancorp, Inc.	182	6,545
[2] EastGroup Properties, Inc.	80	3,621
Eaton Vance Corp.	374	14,945
Endurance Specialty Holdings Ltd.	128	5,318
[2] Entertainment Properties Trust	60	3,048
[2] Equity Inns, Inc.	180	4,064
[2] Equity Lifestyle Properties, Inc.	50	2,590
[2] Equity One, Inc.	90	2,448
[2] Equity Residential	900	38,124
Erie Indemnity Co.	208	12,715
[2] Essex Property Trust, Inc.	76	8,935
[1] Euronet Worldwide, Inc.	88	2,620
Everest Re Group Ltd.	173	19,072
[2] Extra Space Storage, Inc.	180	2,770
1 EZCORP, Inc.	100	1,345
Fannie Mae	2,959	179,937
FBL Financial Group, Inc.	100	3,949
[2] Federal Realty Investment Trust	162	14,353
Federated Investors, Inc.	321	12,744
[2] FelCor Lodging Trust, Inc.	140	2,790
Fidelity National Financial, Inc.	649	11,345
Fidelity National Information Services, Inc.	640	28,397
Fifth Third Bancorp	1,479	50,109
Financial Federal Corp.	75	2,101
First American Corp.	265	9,704
First BanCorp	120	1,140
[1] First Cash Financial Services, Inc.	100	2,342
First Charter Corp.	100	3,017
First Citizens BancShares, Inc.	10	1,744
First Commonwealth Financial Corp.	206	2,278
First Community Bancorp, Inc.	50	2,736
First Financial Bankshares, Inc.	100	4,018
First Financial Corp.	40	1,212
First Financial Holdings, Inc.	100	3,128
First Horizon National Corp.	332	8,851
[2] First Industrial Realty Trust, Inc.	171	6,647
First Marblehead Corp.	175	6,638
First Merchants Corp.	130	2,803
First Midwest Bancorp, Inc.	190	6,490
First Niagara Financial Group, Inc.	300	4,245
[2] First Potomac Realty Trust	100	2,180
[1] FirstFed Financial Corp.	30	1,487
FirstMerit Corp.	219	4,327
Flagstar Bancorp, Inc.	100	973
FNB Corp.	150	2,481
Forest City Enterprises, Inc.	245	13,514
Franklin Resources, Inc.	525	66,937
[2] Franklin Street Properties Corp.	80	1,380
Freddie Mac	2,035	120,085
Fremont General Corp.	80	312
[2] Friedman, Billings, Ramsey Group, Inc.	200	922
Frontier Financial Corp.	120	2,800
Fulton Financial Corp.	525	7,549

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Financials - (continued)
GAMCO Investors, Inc.	60	$3,288
[2] General Growth Properties, Inc.	675	36,193
Genworth Financial, Inc.	1,328	40,809
[2] Getty Realty Corp.	120	3,264
1 GFI Group, Inc.	64	5,512
Glacier Bancorp, Inc.	90	2,027
[2] Glimcher Realty Trust	100	2,350
2 GMH Communities Trust	170	1,318
Goldman Sachs Group, Inc.	1,100	238,414
[2] Gramercy Capital Corp.	100	2,517
Greater Bay Bancorp	100	2,760
Greenhill & Co., Inc.	56	3,419
Hancock Holding Co.	60	2,405
Hanmi Financial Corp.	100	1,549
Hanover Insurance Group, Inc.	116	5,126
Harleysville National Corp.	100	1,589
Hartford Financial Services Group, Inc.	984	91,069
HCC Insurance Holdings, Inc.	330	9,451
2 HCP, Inc.	1,196	39,671
[2] Health Care REIT, Inc.	236	10,441
[2] Healthcare Realty Trust, Inc.	175	4,666
[1] HealthExtras, Inc.	70	1,948
[2] Highwoods Properties, Inc.	190	6,967
Hilb, Rogal & Hobbs Co.	150	6,500
[1] Hilltop Holdings, Inc.	100	1,174
[2] Home Properties, Inc.	160	8,349
Horace Mann Educators Corp.	120	2,365
[2] Hospitality Properties Trust	278	11,301
[2] Host Hotels & Resorts, Inc.	1,612	36,173
2 HRPT Properties Trust	604	5,974
Hudson City Bancorp, Inc.	1,534	23,593
Huntington Bancshares, Inc.	1,038	17,625
IBERIABANK Corp.	60	3,159
2 IMPAC Mortgage Holdings, Inc.	200	308
Independent Bank Corp.	90	2,673
IndyMac Bancorp, Inc.	236	5,572
Infinity Property & Casualty Corp.	50	2,011
[2] Inland Real Estate Corp.	150	2,324
Integra Bank Corp.	33	598
[1] IntercontinentalExchange, Inc.	170	25,823
International Bancshares Corp.	99	2,148
International Securities Exchange, Inc.	153	10,170
[1] Investment Technology Group, Inc.	189	8,123
[1] Investors Bancorp, Inc.	200	2,832
[2] Investors Real Estate Trust	94	1,015
IPC Holdings Ltd.	180	5,193
[2] iStar Financial, Inc.	369	12,542
Jackson Hewitt Tax Service, Inc.	60	1,678
Janus Capital Group, Inc.	600	16,968
Jefferies Group, Inc.	256	7,124
Jones Lang LaSalle, Inc.	104	10,687
JPMorgan Chase & Co.	10,418	477,353
1 KBW, Inc.	100	2,878
KeyCorp	1,213	39,216
[2] Kilroy Realty Corp.	70	4,244
[2] Kimco Realty Corp.	674	30,472
[2] Kite Realty Group Trust	100	1,880
[1] Knight Capital Group, Inc.	270	3,229
LandAmerica Financial Group, Inc.	30	1,169
2 LaSalle Hotel Properties	80	3,366
Legg Mason, Inc.	368	31,019
Lehman Brothers Holdings, Inc.	1,433	88,459
Leucadia National Corp.	480	23,146
[2] Lexington Corporate Properties Trust	230	4,602
[2] Liberty Property Trust	300	12,063
Lincoln National Corp.	857	56,536
Loews Corp.	1,330	64,305
2 LTC Properties, Inc.	100	2,367
M&T Bank Corp.	201	20,793
[2] Macerich Co.	191	16,728
[2] Mack-Cali Realty Corp.	188	7,727
[2] Maguire Properties, Inc.	80	2,066
[1] Markel Corp.	26	12,584
Marsh & McLennan Cos, Inc.	1,645	41,947
Marshall & Ilsley Corp.	746	32,652
Max Capital Group, Ltd.	80	2,243
MB Financial, Inc.	100	3,455
MBIA, Inc.	427	26,068
MCG Capital Corp.	200	2,878
[2] Medical Properties Trust, Inc.	100	1,332
Mercury General Corp.	56	3,020
Merrill Lynch & Co., Inc.	2,491	177,558
MetLife, Inc.	2,303	160,588
2 MFA Mortgage Investments, Inc.	360	2,898
MGIC Investment Corp.	290	9,370
[2] Mid-America Apartment Communities, Inc.	70	3,490
Midland Co.	100	5,496
Montpelier Re Holdings Ltd.	310	5,487
Moody’s Corp.	677	34,121
Morgan Stanley	2,909	183,267
[1] Morningstar, Inc.	100	6,140

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Financials - (continued)
Municipal Mortgage & Equity LLC	100	$2,271
[1] Nasdaq Stock Market, Inc.	248	9,345
National City Corp.	1,839	46,141
National Financial Partners Corp.	150	7,947
[2] National Health Investors, Inc.	100	3,091
National Penn Bancshares, Inc.	106	1,736
[2] National Retail Properties, Inc.	170	4,145
Nationwide Financial Services	227	12,217
[2] Nationwide Health Properties, Inc.	230	6,930
[1] Navigators Group, Inc.	100	5,425
NBT Bancorp, Inc.	85	1,848
New York Community Bancorp, Inc.	894	17,031
NewAlliance Bancshares, Inc.	300	4,404
[2] Newcastle Investment Corp.	100	1,762
Northern Trust Corp.	582	38,569
[2] NorthStar Realty Finance Corp.	100	993
Northwest Bancorp, Inc.	100	2,846
Nuveen Investments, Inc.	230	14,246
Nymex Holdings, Inc.	260	33,847
NYSE Euronext	461	36,497
[1] Ocwen Financial Corp.	100	943
Odyssey Re Holdings Corp.	100	3,711
Old National Bancorp	128	2,121
Old Republic International Corp.	638	11,956
Omega Healthcare Investors, Inc.	249	3,867
OneBeacon Insurance Group Ltd.	100	2,155
optionsXpress Holdings, Inc.	100	2,614
Pacific Capital Bancorp	100	2,630
Park National Corp.	20	1,744
[2] Parkway Properties, Inc.	45	1,986
PartnerRe Ltd.	165	13,033
Partners Trust Financial Group, Inc.	100	1,217
[2] Pennsylvania Real Estate Investment Trust	160	6,230
People’s United Financial, Inc.	896	15,483
PFF Bancorp, Inc.	54	828
[1] Philadelphia Consolidated Holding Co.	187	7,731
Phoenix Cos, Inc.	280	3,951
[1] Pico Holdings, Inc.	100	4,155
[1] Piper Jaffray Cos.	40	2,144
Platinum Underwriters Holdings Ltd.	180	6,473
[2] Plum Creek Timber Co., Inc.	584	26,140
PMI Group, Inc.	270	8,829
PNC Financial Services Group, Inc.	1,022	69,598
Popular, Inc.	748	9,185
[1] Portfolio Recovery Associates, Inc.	47	2,494
[2] Post Properties, Inc.	172	6,656
Principal Financial Group, Inc.	853	53,816
PrivateBancorp, Inc.	44	1,533
[1] ProAssurance Corp.	150	8,080
Progressive Corp.	2,090	40,567
[2] Prologis	752	49,895
Prosperity Bancshares, Inc.	99	3,283
Protective Life Corp.	200	8,488
Provident Bankshares Corp.	80	2,506
Provident Financial Services, Inc.	150	2,456
Provident New York Bancorp	230	3,015
Prudential Financial, Inc.	1,420	138,564
2 PS Business Parks, Inc.	74	4,207
[2] Public Storage, Inc.	354	27,842
Radian Group, Inc.	286	6,658
2 RAIT Investment Trust	100	823
[2] Ramco-Gershenson Properties Trust	35	1,093
Raymond James Financial, Inc.	318	10,446
[2] Realty Income Corp.	308	8,609
[2] Redwood Trust, Inc.	40	1,329
[2] Regency Centers Corp.	201	15,427
Regions Financial Corp.	2,128	62,733
Reinsurance Group of America, Inc.	66	3,742
RenaissanceRe Holdings Ltd.	202	13,213
RLI Corp.	40	2,269
S&T Bancorp, Inc.	100	3,209
SAFECO Corp.	295	18,060
Safety Insurance Group, Inc.	100	3,594
Sandy Spring Bancorp, Inc.	90	2,711
[1] Scottish Re Group, Limited	100	319
Security Capital Assurance Ltd.	100	2,284
SEI Investments Co.	460	12,549
Selective Insurance Group	118	2,511
[2] Senior Housing Properties Trust	260	5,736
[1] Signature Bank	70	2,466
[2] Simon Property Group, Inc.	728	72,800

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Financials - (continued)
2 SL Green Realty Corp.	167	$19,501
SLM Corp.	1,265	62,833
South Financial Group, Inc.	207	4,707
Sovereign Bancorp, Inc.	1,104	18,812
[2] Sovran Self Storage, Inc.	70	3,209
St Joe Co.	205	6,890
StanCorp Financial Group, Inc.	137	6,783
[3] State Street Corp.	1,237	84,314
Sterling Bancorp	120	1,680
Sterling Bancshares, Inc.	150	1,712
Sterling Financial Corp. (WA)	90	2,422
Sterling Financial Corp. (PA)	100	1,715
Stewart Information Services Corp.	40	1,371
[2] Strategic Hotels & Resorts, Inc.	234	4,818
Student Loan Corp.	10	1,803
[2] Sun Communities, Inc.	120	3,610
[2] Sunstone Hotel Investors, Inc.	190	4,872
SunTrust Banks, Inc.	1,031	78,016
Susquehanna Bancshares, Inc.	110	2,211
1 SVB Financial Group	155	7,341
SWS Group, Inc.	100	1,769
Synovus Financial Corp.	822	23,057
T. Rowe Price Group, Inc.	808	44,998
[2] Tanger Factory Outlet Centers, Inc.	90	3,653
[2] Taubman Centers, Inc.	210	11,497
TCF Financial Corp.	297	7,775
1 TD Ameritrade Holding Corp.	866	15,779
[1] Texas Capital Bancshares, Inc.	100	2,174
[2] Thornburg Mortgage, Inc.	322	4,138
Tompkins Trustco, Inc.	77	3,057
Torchmark Corp.	261	16,266
Tower Group, Inc.	100	2,618
Transatlantic Holdings, Inc.	54	3,798
Travelers Cos., Inc.	2,060	103,700
[1] Triad Guaranty, Inc.	26	493
TrustCo Bank Corp. NY	240	2,623
Trustmark Corp.	100	2,804
2 U-Store-It Trust	110	1,452
U.S. Bancorp	5,291	172,116
UCBH Holdings, Inc.	230	4,020
UMB Financial Corp.	80	3,429
Umpqua Holdings Corp.	190	3,802
Union Bankshares Corp.	90	2,044
UnionBanCal Corp.	136	7,944
[1] United America Indemnity Ltd.	100	2,151
United Bankshares, Inc.	80	2,435
United Community Banks, Inc.	80	1,962
United Dominion Realty Trust, Inc.	400	9,728
United Fire & Casualty Co.	100	3,909
Unitrin, Inc.	200	9,918
[1] Universal American Financial Corp.	100	2,281
[2] Universal Health Realty Income Trust	30	1,066
UnumProvident Corp.	1,053	25,767
[2] Urstadt Biddle Properties, Inc.	180	2,785
Valley National Bancorp	369	8,184
[2] Ventas, Inc.	432	17,885
[2] Vornado Realty Trust	407	44,505
W Holding Co., Inc.	200	448
Wachovia Corp.	5,873	294,531
Waddell & Reed Financial, Inc.	220	5,947
Walter Industries, Inc.	187	5,030
Washington Federal, Inc.	230	6,040
Washington Mutual, Inc.	2,664	94,066
[2] Washington Real Estate Investment Trust	100	3,318
Washington Trust Bancorp, Inc.	110	2,967
Webster Financial Corp.	224	9,435
[2] Weingarten Realty Investors	195	8,085
Wells Fargo & Co.	9,719	346,191
WesBanco, Inc.	100	2,498
West Coast Bancorp	110	3,125
Westamerica BanCorp.	151	7,521
Western Union Co.	2,290	48,021
White Mountains Insurance Group Ltd.	21	10,915
Whitney Holding Corp.	190	5,012
[1] Williams Scotsman International, Inc.	100	2,771
Willis Group Holdings Ltd.	500	20,470
Wilmington Trust Corp.	230	8,947
Wintrust Financial Corp.	50	2,135
[1] World Acceptance Corp.	45	1,489
W.R. Berkley Corp.	451	13,363
XL Capital Ltd.	582	46,094
Zenith National Insurance Corp.	140	6,285
Zions BanCorp.	324	22,249

Total Financials		9,940,222

Health Care - 11.4%
[1] Abaxis, Inc.	100	2,245
Abbott Laboratories	4,682	251,049
[1] Abraxis BioScience, Inc.	140	3,196

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Health Care - (continued)
[1] Adams Respiratory Therapeutics, Inc.	89	$3,430
[1] Advanced Medical Optics, Inc.	139	4,252
[1] Advisory Board Co.	40	2,339
Aetna, Inc.	1,525	82,762
[1] Affymetrix, Inc.	193	4,896
[1] Alexion Pharmaceuticals, Inc.	80	5,212
[1] Align Technology, Inc.	200	5,066
[1] Alkermes, Inc.	310	5,704
Allergan, Inc.	940	60,602
[1] Alnylam Pharmaceuticals, Inc.	100	3,277
Alpharma, Inc.	150	3,204
1 AMAG Pharmaceuticals, Inc.	100	5,720
[1] Amedisys, Inc.	133	5,110
[1] American Medical Systems Holdings, Inc.	190	3,221
[1] American Oriental Bioengineering, Inc.	200	2,230
1 AMERIGROUP Corp.	180	6,206
AmerisourceBergen Corp.	620	28,105
[1] Amgen, Inc.	3,578	202,407
1 AMN Healthcare Services, Inc.	100	1,873
[1] Amsurg Corp.	100	2,307
[1] Amylin Pharmaceuticals, Inc.	426	21,300
Applera Corp.-Applied Biosystems Group	600	20,784
[1] Applera Corp. - Celera Genomics Group	160	2,250
[1] Apria Healthcare Group, Inc.	170	4,422
[1] Arena Pharmaceuticals, Inc.	120	1,314
Arrow International, Inc.	100	4,549
[1] Arthrocare Corp.	140	7,825
[1] Assisted Living Concepts, Inc.	200	1,828
[1] Atherogenics, Inc.	70	116
[1] Barr Pharmaceuticals, Inc.	318	18,097
Bausch & Lomb, Inc.	199	12,736
Baxter International, Inc.	2,026	114,023
Beckman Coulter, Inc.	170	12,539
Becton Dickinson & Co.	796	65,312
[1] Bio-Rad Laboratories, Inc.	30	2,715
[1] Biogen Idec, Inc.	800	53,064
[1] BioMarin Pharmaceuticals, Inc.	240	5,976
[1] Boston Scientific Corp.	4,021	56,093
Bristol-Myers Squibb Co.	5,923	170,701
C.R. Bard, Inc.	292	25,751
Cardinal Health, Inc.	1,213	75,849
[1] Celgene Corp.	1,171	83,504
[1] Centene Corp.	160	3,442
[1] Cephalon, Inc.	248	18,119
[1] Cepheid, Inc.	200	4,560
[1] Charles River Laboratories International, Inc.	238	13,364
Cigna Corp.	919	48,974
[1] Community Health Systems, Inc.	279	8,772
[1] Conceptus, Inc.	100	1,898
1 CONMED Corp.	100	2,799
Cooper Cos, Inc.	109	5,714
[1] Covance, Inc.	255	19,864
[1] Coventry Health Care, Inc.	525	32,660
Covidien Ltd.	1,535	63,702
[1] Cross Country Healthcare, Inc.	100	1,747
[1] Cubist Pharmaceuticals, Inc.	170	3,592
1 CV Therapeutics, Inc.	70	629
[1] Cytyc Corp.	358	17,059
Dade Behring Holdings, Inc.	279	21,302
1 DaVita, Inc.	318	20,091
[1] Dendreon Corp.	255	1,961
Dentsply International, Inc.	460	19,154
1 DJO, Inc.	65	3,192
[1] Edwards Lifesciences Corp.	143	7,051
Eli Lilly & Co.	3,092	176,028
[1] Emeritus Corp.	100	2,710
[1] Endo Pharmaceuticals Holdings, Inc.	426	13,210
[1] Enzo Biochem, Inc.	100	1,135
[1] eResearchTechnology, Inc.	100	1,139
[1] ev3, Inc.	100	1,642
[1] Exelixis, Inc.	250	2,648
[1] Express Scripts, Inc.	691	38,572
[1] Forest Laboratories, Inc.	986	36,768
[1] Foxhollow Technologies, Inc.	100	2,640
[1] Gen-Probe, Inc.	166	11,052
[1] Genentech, Inc.	1,495	116,640
[1] Gentiva Health Services, Inc.	100	1,921
[1] Genzyme Corp.	774	47,957
[1] Geron Corp.	300	2,196
[1] Gilead Sciences, Inc.	2,807	114,722
[1] Haemonetics Corp.	140	6,919
[1] Halozyme Therapeutics, Inc.	100	869
Health Management Associates, Inc.	599	4,157
[1] Health Net, Inc.	400	21,620
1 HEALTHSOUTH Corp.	200	3,502
[1] HealthSpring, Inc.	100	1,950
[1] Healthways, Inc.	140	7,556
[1] Henry Schein, Inc.	264	16,062
Hillenbrand Industries, Inc.	234	12,875
1 HLTH Corp.	417	5,909
[1] Hologic, Inc.	223	13,603
[1] Hospira, Inc.	515	21,347

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Health Care - (continued)
[1] Human Genome Sciences, Inc.	270	$2,778
[1] Humana, Inc.	570	39,832
1 ICU Medical, Inc.	100	3,875
[1] Idexx Laboratories, Inc.	96	10,521
[1] Illumina, Inc.	220	11,414
1 ImClone Systems, Inc.	160	6,614
[1] Immucor, Inc.	169	6,042
IMS Health, Inc.	632	19,364
[1] Incyte Corp.	300	2,145
[1] Integra LifeSciences Holdings Corp.	100	4,858
[1] InterMune, Inc.	100	1,913
[1] Intuitive Surgical, Inc.	108	24,840
Invacare Corp.	50	1,169
[1] Inverness Medical Innovations, Inc.	207	11,451
[1] Invitrogen Corp.	152	12,423
[1] Isis Pharmaceuticals, Inc.	200	2,994
Johnson & Johnson	8,856	581,839
[1] Keryx Biopharmaceuticals, Inc.	100	994
[1] Kindred Healthcare, Inc.	60	1,075
[1] Kinetic Concepts, Inc.	228	12,832
[1] King Pharmaceuticals, Inc.	660	7,735
1 KV Pharmaceutical Co.	100	2,860
[1] Kyphon, Inc.	103	7,210
[1] Laboratory Corp. of America Holdings	342	26,755
LCA-Vision, Inc.	30	882
[1] LifeCell Corp.	120	4,508
[1] LifePoint Hospitals, Inc.	118	3,541
[1] Ligand Pharmaceuticals, Inc.	100	534
[1] Lincare Holdings, Inc.	293	10,738
[1] Luminex Corp.	100	1,508
[1] Magellan Health Services, Inc.	160	6,493
[1] MannKind Corp.	100	968
Manor Care, Inc.	208	13,395
[1] Martek Biosciences Corp.	60	1,742
[1] Matria Healthcare, Inc.	40	1,046
MAXIMUS, Inc.	100	4,358
McKesson Corp.	877	51,559
[1] Medarex, Inc.	350	4,956
[1] Medcath Corp.	100	2,746
[1] Medco Health Solutions, Inc.	815	73,668
[1] Medicines Co.	80	1,425
Medicis Pharmaceutical Corp.	170	5,187
[1] Medivation, Inc.	100	2,005
Medtronic, Inc.	3,463	195,348
Mentor Corp.	178	8,197
Merck & Co., Inc.	6,551	338,621
Meridian Bioscience, Inc.	150	4,548
1 MGI Pharma, Inc.	200	5,556
[1] Millennium Pharmaceuticals, Inc.	860	8,729
[1] Millipore Corp.	152	11,522
Mine Safety Appliances Co.	140	6,595
Mylan Laboratories, Inc.	666	10,629
[1] Myriad Genetics, Inc.	170	8,865
[1] Nektar Therapeutics	310	2,737
[1] Neurocrine Biosciences, Inc.	40	400
[1] Noven Pharmaceuticals, Inc.	100	1,593
1 NuVasive, Inc.	100	3,593
[1] Nuvelo, Inc.	200	410
Omnicare, Inc.	365	12,092
[1] Omnicell, Inc.	100	2,854
[1] Onyx Pharmaceuticals, Inc.	150	6,528
[1] OraSure Technologies, Inc.	100	1,005
[1] Orthofix International NV	30	1,469
1 OSI Pharmaceuticals, Inc.	127	4,317
Owens & Minor, Inc.	160	6,094
[1] Palomar Medical Technologies, Inc.	35	997
[1] Par Pharmaceutical Cos, Inc.	150	2,784
[1] Parexel International Corp.	66	2,724
[1] Patterson Cos, Inc.	304	11,737
1 PDL BioPharma, Inc.	309	6,677
[1] Pediatrix Medical Group, Inc.	160	10,467
Perrigo Co.	220	4,697
Pfizer, Inc.	21,334	521,190
Pharmaceutical Product Development, Inc.	306	10,845
[1] PharmaNet Development Group, Inc.	100	2,903
[1] PharMerica Corp.	64	955
[1] Pharmion Corp.	100	4,614
PolyMedica Corp.	100	5,252
1 PRA International	100	2,940
[1] Progenics Pharmaceuticals, Inc.	100	2,211
1 PSS World Medical, Inc.	200	3,826
[1] Psychiatric Solutions, Inc.	160	6,285
Quest Diagnostics, Inc.	550	31,773
[1] Quidel Corp.	100	1,956
[1] Regeneron Pharmaceuticals, Inc.	190	3,382
[1] Res-Care, Inc.	100	2,284
[1] ResMed, Inc.	280	12,004
[1] Respironics, Inc.	280	13,448
[1] Rigel Pharmaceuticals, Inc.	33	311
[1] Salix Pharmaceuticals Ltd.	80	994
[1] Savient Pharmaceuticals, Inc.	200	2,910
Schering-Plough Corp.	4,557	144,138
[1] Sciele Pharma, Inc.	100	2,602
[1] Sepracor, Inc.	339	9,322
Service Corp. International	870	11,223
[1] Sierra Health Services, Inc.	192	8,100

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Health Care - (continued)
[1] Sirona Dental Systems, Inc.	100	$3,567
[1] SonoSite, Inc.	100	3,052
1 St. Jude Medical, Inc.	1,008	44,423
STERIS Corp.	190	5,193
Stewart Enterprises, Inc.	300	2,286
Stryker Corp.	923	63,465
[1] Sunrise Senior Living, Inc.	150	5,306
[1] SurModics, Inc.	100	4,901
[1] Symmetry Medical, Inc.	100	1,670
[1] Techne Corp.	90	5,677
[1] Telik, Inc.	90	262
[1] Tenet Healthcare Corp.	1,191	4,002
[1] Theravance, Inc.	180	4,696
[1] Thoratec Corp.	170	3,517
[1] United Therapeutics Corp.	78	5,190
UnitedHealth Group, Inc.	4,122	199,628
Universal Health Services, Inc.	211	11,483
[1] Valeant Pharmaceuticals International	211	3,266
[1] Varian Medical Systems, Inc.	371	15,541
1 VCA Antech, Inc.	300	12,525
[1] Ventana Medical Systems, Inc.	100	8,591
[1] Vertex Pharmaceuticals, Inc.	354	13,597
[1] Viropharma, Inc.	180	1,602
[1] Warner Chilcott Ltd.	300	5,331
[1] Watson Pharmaceuticals, Inc.	267	8,651
[1] WellCare Health Plans, Inc.	106	11,176
[1] WellPoint, Inc.	1,894	149,474
West Pharmaceutical Services, Inc.	100	4,166
[1] Wright Medical Group, Inc.	100	2,682
Wyeth	4,122	183,635
[1] XenoPort, Inc.	100	4,705
[1] Zimmer Holdings, Inc.	751	60,823
[1] ZymoGenetics, Inc.	100	1,305

Total Health Care		5,799,589

Industrials - 12.5%
3M Co.	2,051	191,933
A.O. Smith Corp.	100	4,388
1 AAR Corp.	60	1,820
ABM Industries, Inc.	90	1,798
1 ABX Air, Inc.	200	1,416
Actuant Corp.	89	5,782
Acuity Brands, Inc.	105	5,300
Administaff, Inc.	30	1,089
Advance America Cash Advance Centers, Inc.	194	2,070
1 AGCO Corp.	246	12,489
Aircastle Ltd.	100	3,342
[1] AirTran Holdings, Inc.	200	1,968
[1] Alaska Air Group, Inc.	104	2,401
Albany International Corp.	40	1,500
Alexander & Baldwin, Inc.	160	8,021
[1] Alliance Data Systems Corp.	286	22,148
[1] Alliant Techsystems, Inc.	100	10,930
[1] Allied Waste Industries, Inc.	964	12,291
1 AMERCO, Inc.	37	2,348
[1] American Commercial Lines, Inc.	198	4,699
American Standard Cos, Inc.	574	20,446
Ametek, Inc.	370	15,991
1 AMR Corp.	742	16,539
Apogee Enterprises, Inc.	100	2,594
[1] Apollo Group, Inc.	444	26,707
Applied Industrial Technologies, Inc.	90	2,775
Arbitron, Inc.	150	6,801
Arkansas Best Corp.	40	1,306
[1] Armstrong World Industries, Inc.	100	4,059
[1] Astec Industries, Inc.	100	5,745
[1] Atlas Air Worldwide Holdings, Inc.	46	2,375
Avery Dennison Corp.	300	17,106
Baldor Electric Co.	111	4,434
[1] Bally Technologies, Inc.	205	7,263
Barnes Group, Inc.	101	3,224
1 BE Aerospace, Inc.	287	11,919
Belden CDT, Inc.	180	8,444
[1] Blount International, Inc.	100	1,136
Boeing Co.	2,301	241,582
Bowne & Co., Inc.	100	1,666
Brady Corp.	160	5,741
Briggs & Stratton Corp.	170	4,281
[1] Bright Horizons Family Solutions, Inc.	50	2,142
Brink’s Co.	140	7,823
[1] Bristow Group, Inc.	100	4,371
Bucyrus International, Inc.	145	10,575
Burlington Northern Santa Fe Corp.	1,091	88,556
[1] Career Education Corp.	289	8,089
Carlisle Cos, Inc.	236	11,470
Cascade Corp.	37	2,411
Caterpillar, Inc.	1,913	150,037
[1] Cenveo, Inc.	211	4,564
[1] Ceradyne, Inc.	77	5,832
[1] Ceridian Corp.	482	16,745
C.H. Robinson Worldwide, Inc.	469	25,462
[1] Chart Industries, Inc.	100	3,216
[1] CheckFree Corp.	247	11,495
Chemed Corp.	40	2,486
[1] ChoicePoint, Inc.	271	10,276
Cintas Corp.	413	15,322
CIRCOR International, Inc.	100	4,541

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Industrials - (continued)
CLARCOR, Inc.	182	$6,226
[1] Clean Harbors, Inc.	100	4,452
[1] Cogent, Inc.	60	941
[1] Coinstar, Inc.	70	2,252
[1] Columbus McKinnon Corp.	100	2,489
Comfort Systems USA, Inc.	200	2,840
Con-way, Inc.	117	5,382
[1] Consolidated Graphics, Inc.	55	3,453
[1] Continental Airlines, Inc.	300	9,909
[1] Convergys Corp.	370	6,423
Cooper Industries Ltd.	552	28,202
[1] Corinthian Colleges, Inc.	230	3,659
Corporate Executive Board Co.	90	6,682
1 CoStar Group, Inc.	38	2,031
[1] Covanta Holding Corp.	325	7,966
1 CRA International, Inc.	100	4,819
Crane Co.	170	8,155
1 CSG Systems International, Inc.	170	3,613
CSX Corp.	1,340	57,258
Cubic Corp.	100	4,217
Cummins, Inc.	283	36,193
Curtiss-Wright Corp.	180	8,550
Danaher Corp.	731	60,461
Deere & Co.	700	103,894
Deluxe Corp.	110	4,052
DeVry, Inc.	180	6,662
[1] Dionex Corp.	40	3,178
[1] Discovery Holding Co.	781	22,532
[1] Dollar Financial Corp.	100	2,853
[1] Dollar Thrifty Automotive Group	40	1,388
[1] Domtar Corp.	1,481	12,144
Donaldson Co., Inc.	259	10,816
Dover Corp.	664	33,831
[1] Drew Industries, Inc.	100	4,068
DRS Technologies, Inc.	100	5,512
1 DST Systems, Inc.	125	10,726
Dun & Bradstreet Corp.	176	17,355
[1] Dycom Industries, Inc.	70	2,144
[1] DynCorp International, Inc.	100	2,311
Eagle Bulk Shipping, Inc.	100	2,574
Eaton Corp.	417	41,300
EDO Corp.	100	5,601
1 EMCOR Group, Inc.	156	4,892
Emerson Electric Co.	2,446	130,176
Encore Wire Corp.	100	2,513
[1] Energizer Holdings, Inc.	132	14,632
[1] Energy Conversion Devices, Inc.	100	2,272
[1] EnerSys	100	1,777
Ennis, Inc.	100	2,204
1 EnPro Industries, Inc.	100	4,060
Equifax, Inc.	450	17,154
1 ESCO Technologies, Inc.	40	1,330
[1] Esterline Technologies Corp.	50	2,853
[1] Evergreen Solar, Inc.	200	1,786
Expeditors International Washington, Inc.	672	31,786
FactSet Research Systems, Inc.	166	11,379
Fastenal Co.	381	17,301
FedEx Corp.	859	89,980
[1] Fiserv, Inc.	545	27,719
Flowserve Corp.	166	12,646
Fluor Corp.	245	35,275
Forward Air Corp.	50	1,489
[1] Foster Wheeler Ltd.	200	26,256
Franklin Electric Co., Inc.	36	1,480
FreightCar America, Inc.	40	1,528
1 FTI Consulting, Inc.	160	8,050
[1] FuelCell Energy, Inc.	200	1,788
G&K Services, Inc.	56	2,251
[1] Gardner Denver, Inc.	180	7,020
GATX Corp.	175	7,481
Genco Shipping & Trading Ltd.	100	6,553
[1] GenCorp, Inc.	100	1,196
[1] General Cable Corp.	126	8,457
General Dynamics Corp.	1,053	88,947
General Electric Co.	31,300	1,295,820
[1] Genesee & Wyoming, Inc.	75	2,163
[1] Genlyte Group, Inc.	79	5,077
Genuine Parts Co.	529	26,450
[1] Geo Group, Inc.	124	3,672
[1] Global Cash Access Holdings, Inc.	100	1,059
Global Payments, Inc.	236	10,436
[1] Goodman Global, Inc.	100	2,388
Goodrich Corp.	361	24,631
Graco, Inc.	190	7,431
Granite Construction, Inc.	77	4,083
[1] Griffon Corp.	100	1,510
1 GSI Group, Inc.	100	1,130
H&R Block, Inc.	940	19,909
Harsco Corp.	280	16,596
[1] Headwaters, Inc.	50	744
Healthcare Services Group	150	3,041
Heartland Express, Inc.	120	1,714
Heidrick & Struggles International, Inc.	100	3,645
Herman Miller, Inc.	148	4,017
[1] Hewitt Associates, Inc.	343	12,022
[1] Hexcel Corp.	236	5,360
Honeywell International, Inc.	2,281	135,651
Horizon Lines, Inc.	100	3,053
1 HUB Group, Inc.	158	4,745
Hubbell, Inc.	216	12,338

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Industrials - (continued)
[1] Huron Consulting Group, Inc.	33	$2,396
[1] Iconix Brand Group, Inc.	100	2,379
IDEX Corp.	278	10,116
1 II-VI, Inc.	100	3,453
Illinois Tool Works, Inc.	1,485	88,565
Ingersoll-Rand Co. Ltd.	912	49,677
[1] Insituform Technologies, Inc.	100	1,523
[1] Intermec, Inc.	100	2,612
[1] Iron Mountain, Inc.	582	17,739
1 ITT Educational Services, Inc.	113	13,751
ITT Industries, Inc.	495	33,625
[1] Jacobs Engineering Group, Inc.	358	27,058
J.B. Hunt Transport Services, Inc.	275	7,233
[1] JetBlue Airways Corp.	350	3,227
Joy Global, Inc.	327	16,631
Kaman Corp.	100	3,456
[1] Kansas City Southern	200	6,434
Kaydon Corp.	70	3,639
1 KBR, Inc.	500	19,385
Kelly Services, Inc.	100	1,981
[1] Kenexa Corp.	100	3,078
Kennametal, Inc.	89	7,474
[1] Kforce, Inc.	100	1,286
[1] Kirby Corp.	180	7,945
Knight Transportation, Inc.	180	3,098
Koppers Holdings, Inc.	100	3,861
[1] Korn/Ferry International	80	1,321
L-3 Communications Holdings, Inc.	352	35,953
[1] Labor Ready, Inc.	170	3,147
Laidlaw International, Inc.	234	8,241
Landstar System, Inc.	158	6,631
[1] Layne Christensen Co.	100	5,548
Lennox International, Inc.	200	6,760
Lincoln Electric Holdings, Inc.	108	8,382
Lockheed Martin Corp.	1,090	118,254
Manitowoc Co., Inc.	360	15,941
Manpower, Inc.	234	15,058
Masco Corp.	1,158	26,831
[1] MasTec, Inc.	200	2,814
Mastercard, Inc.	200	29,594
1 McDermott International, Inc.	666	36,017
McGrath RentCorp	100	3,324
[1] Middleby Corp.	30	1,936
[1] Mobile Mini, Inc.	81	1,957
Molex, Inc.	280	7,101
MoneyGram International, Inc.	210	4,744
[1] Monster Worldwide, Inc.	346	11,785
[1] Moog, Inc.	70	3,076
MSC Industrial Direct Co.	124	6,273
Mueller Industries, Inc.	160	5,782
Mueller Water Products, Inc.	100	1,239
NACCO Industries, Inc.	21	2,173
[1] Navigant Consulting, Inc.	170	2,152
1 NCI Building Systems, Inc.	40	1,728
[1] Net 1 UEPS Technologies, Inc.	100	2,717
Nordson Corp.	150	7,532
Norfolk Southern Corp.	1,177	61,098
Northrop Grumman Corp.	1,041	81,198
[1] Old Dominion Freight Line	60	1,438
[1] Orbital Sciences Corp.	261	5,805
Oshkosh Truck Corp.	235	14,563
Overseas Shipholding Group	85	6,531
[1] Owens Corning, Inc.	200	5,010
PACCAR, Inc.	699	59,590
Pacer International, Inc.	70	1,334
Pall Corp.	350	13,615
Parker Hannifin Corp.	347	38,805
Pentair, Inc.	289	9,589
[1] Perini Corp.	100	5,593
1 PHH Corp.	170	4,468
Pitney Bowes, Inc.	677	30,749
Precision Castparts Corp.	400	59,192
[1] Quanta Services, Inc.	542	14,336
Quintana Maritime Ltd.	200	3,814
Raven Industries, Inc.	100	4,005
Raytheon Co.	1,317	84,051
1 RBC Bearings, Inc.	100	3,835
Regal-Beloit Corp.	160	7,662
Reliance Steel & Aluminum Co.	273	15,435
[1] Republic Airways Holdings, Inc.	100	2,117
Republic Services, Inc.	557	18,219
[1] Resources Connection, Inc.	160	3,704
Reynolds American, Inc.	601	38,218
Robbins & Myers, Inc.	100	5,729
Robert Half International, Inc.	429	12,810
Rockwell Automation, Inc.	443	30,793
Rockwell Collins, Inc.	500	36,520
Rollins, Inc.	100	2,669
RR Donnelley & Sons Co.	648	23,691
Ryder System, Inc.	231	11,319
[1] Sequa Corp.	21	3,481
[1] Shaw Group, Inc.	281	16,326
Simpson Manufacturing Co., Inc.	160	5,096
SkyWest, Inc.	142	3,574
Sotheby’s Holdings	180	8,602
Southwest Airlines Co.	2,296	33,981

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Industrials - (continued)
[1] Spherion Corp.	200	$1,652
[1] Spirit Aerosystems Holdings, Inc.	300	11,682
SPX Corp.	142	13,144
Steelcase, Inc.	130	2,337
[1] Stericycle, Inc.	282	16,119
Strayer Education, Inc.	46	7,757
[1] SunPower Corp.	100	8,282
[1] Superior Essex, Inc.	100	3,728
Teleflex, Inc.	86	6,701
[1] TeleTech Holdings, Inc.	109	2,606
Tennant Co.	100	4,870
[1] Terex Corp.	304	27,062
[1] Tetra Tech, Inc.	200	4,224
Textron, Inc.	822	51,137
[1] Thomas & Betts Corp.	170	9,969
Timken Co.	290	10,774
Total System Services, Inc.	70	1,945
[1] TransDigm Group, Inc.	100	4,571
Tredegar Corp.	100	1,725
Trinity Industries, Inc.	262	9,835
Triumph Group, Inc.	45	3,677
Tyco Electronics Ltd.	1,535	54,385
Tyco International Ltd.	1,535	68,062
1 UAL Corp.	316	14,703
Union Pacific Corp.	750	84,795
United Parcel Service, Inc.	2,065	155,081
[1] United Stationers, Inc.	100	5,552
United Technologies Corp.	2,853	229,609
Universal Forest Products, Inc.	40	1,196
[1] Universal Technical Institute, Inc.	100	1,800
1 URS Corp.	160	9,032
1 US Airways Group, Inc.	220	5,775
1 USG Corp.	256	9,613
UTi Worldwide, Inc.	184	4,228
[1] Valassis Communications, Inc.	60	535
Valmont Industries, Inc.	68	5,770
Viad Corp.	57	2,052
[1] VistaPrint Ltd.	126	4,709
Wabash National Corp.	100	1,129
[1] Washington Group International, Inc.	72	6,322
[1] Waste Connections, Inc.	230	7,305
Waste Management, Inc.	1,626	61,365
Watsco, Inc.	40	1,857
Watson Wyatt Worldwide, Inc.	170	7,640
Watts Water Technologies, Inc.	91	2,794
Weight Watchers International, Inc.	109	6,274
Werner Enterprises, Inc.	180	3,087
Woodward Governor Co.	60	3,744
World Fuel Services Corp.	40	1,632
[1] Wright Express Corp.	110	4,014
WW Grainger, Inc.	205	18,694
1 YRC Worldwide, Inc.	136	3,716

Total Industrials		6,351,775

Information Technology - 15.7%
[1] 3Com Corp.	1,050	5,187
Accenture Ltd.	1,817	73,134
1 ACI Worldwide, Inc.	60	1,341
[1] Activision, Inc.	800	17,272
Acxiom Corp.	200	3,958
1 ADC Telecommunications, Inc.	298	5,844
[1] Adobe Systems, Inc.	1,814	79,199
ADTRAN, Inc.	180	4,145
[1] Advanced Energy Industries, Inc.	100	1,510
[1] Advanced Micro Devices, Inc.	1,552	20,486
[1] Advent Software, Inc.	100	4,697
[1] Affiliated Computer Services, Inc.	272	13,665
[1] Agilent Technologies, Inc.	1,216	44,846
[1] Akamai Technologies, Inc.	491	14,106
[1] Allscripts Healthcare Solutions, Inc.	100	2,703
Altera Corp.	1,093	26,319
[1] American Reprographics Co.	104	1,947
1 AMIS Holdings, Inc.	200	1,942
[1] Amkor Technology, Inc.	336	3,871
Amphenol Corp.	516	20,516
[1] Anadigics, Inc.	200	3,616
Analog Devices, Inc.	998	36,088
Analogic Corp.	37	2,359
[1] Andrew Corp.	390	5,401
[1] Anixter International, Inc.	81	6,678
[1] Ansys, Inc.	300	10,251
[1] Apple Computer, Inc.	2,650	406,881
Applied Materials, Inc.	4,146	85,822
[1] Applied Micro Circuits Corp.	550	1,738
[1] Ariba, Inc.	200	2,156
[1] Arris Group, Inc.	250	3,088
[1] Arrow Electronics, Inc.	430	18,284
[1] Aspen Technology, Inc.	200	2,864
[1] Atheros Communications, Inc.	198	5,934
[1] Atmel Corp.	1,450	7,482
1 ATMI, Inc.	70	2,083
[1] Autodesk, Inc.	747	37,328
Automatic Data Processing, Inc.	1,677	77,025
[1] Avaya, Inc.	1,267	21,488
[1] Avid Technology, Inc.	150	4,062

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Information Technology - (continued)
[1] Avnet, Inc.	460	$18,336
[1] Avocent Corp.	170	4,950
AVX Corp.	110	1,771
[1] Axcelis Technologies, Inc.	400	2,044
1 BEA Systems, Inc.	1,080	14,980
[1] BearingPoint, Inc.	540	2,187
[1] Benchmark Electronics, Inc.	190	4,535
Black Box Corp.	30	1,283
Blackbaud, Inc.	94	2,373
[1] Blackboard, Inc.	100	4,584
[1] Blue Coat Systems, Inc.	100	7,876
1 BMC Software, Inc.	640	19,987
[1] Borland Software Corp.	200	870
[1] Broadcom Corp.	1,437	52,364
[1] Brooks Automation, Inc.	130	1,851
1 C-COR, Inc.	200	2,298
CA, Inc.	1,243	31,970
[1] Cabot Microelectronics Corp.	100	4,275
1 CACI International, Inc.	65	3,321
[1] Cadence Design Systems, Inc.	838	18,595
[1] Cerner Corp.	227	13,577
[1] Checkpoint Systems, Inc.	160	4,222
[1] Ciber, Inc.	200	1,562
[1] Ciena Corp.	274	10,434
[1] Cirrus Logic, Inc.	300	1,920
[1] Cisco Systems, Inc.	18,449	610,846
[1] Citrix Systems, Inc.	570	22,982
1 CMGI, Inc.	1,500	2,040
1 CNET Networks, Inc.	380	2,831
[1] Cogent Communications Group, Inc.	100	2,334
Cognex Corp.	170	3,019
[1] Cognizant Technology Solutions Corp.	427	34,062
[1] Coherent, Inc.	60	1,925
Cohu, Inc.	100	1,875
[1] CommScope, Inc.	180	9,043
[1] Commvault Systems, Inc.	100	1,852
[1] Computer Sciences Corp.	504	28,174
[1] Compuware Corp.	892	7,154
[1] Comtech Group, Inc.	100	1,821
[1] Comtech Telecommunications Corp.	62	3,316
[1] Concur Technologies, Inc.	100	3,152
[1] Conexant Systems, Inc.	660	792
Corning, Inc.	4,732	116,644
[1] Cree, Inc.	290	9,019
CTS Corp.	100	1,290
[1] Cymer, Inc.	150	5,758
[1] Cypress Semiconductor Corp.	447	13,057
Daktronics, Inc.	100	2,722
[1] DealerTrack Holdings, Inc.	100	4,188
[1] Dell, Inc.	6,597	182,077
Diebold, Inc.	255	11,582
[1] Digital River, Inc.	89	3,983
[1] Diodes, Inc.	144	4,622
1 DSP Group, Inc.	100	1,583
[1] Earthlink, Inc.	190	1,505
[1] eBay, Inc.	3,280	127,986
[1] Eclipsys Corp.	180	4,198
[1] Electro Scientific Industries, Inc.	100	2,396
[1] Electronic Arts, Inc.	922	51,623
Electronic Data Systems Corp.	1,513	33,044
[1] Electronics for Imaging, Inc.	170	4,566
1 EMC Corp.	6,432	133,786
[1] Emulex Corp.	200	3,834
[1] Entegris, Inc.	190	1,649
[1] Epicor Software Corp.	100	1,377
[1] Equinix, Inc.	77	6,829
[1] Exar Corp.	100	1,306
[1] Extreme Networks	300	1,152
1 F5 Networks, Inc.	216	8,033
Fair Isaac Corp.	178	6,428
[1] Fairchild Semiconductor International, Inc.	370	6,912
1 FEI Co.	100	3,143
[1] Finisar Corp.	792	2,218
[1] First Solar, Inc.	100	11,774
[1] Flextronics International Ltd.	1,728	19,319
[1] Flir Systems, Inc.	190	10,524
[1] FormFactor, Inc.	160	7,099
[1] Foundry Networks, Inc.	419	7,446
[1] Gartner, Inc.	210	5,137
[1] Google, Inc.	700	397,089
[1] Greatbatch, Inc.	100	2,659
[1] Harmonic, Inc.	300	3,183
Harris Corp.	395	22,827
Hewlett-Packard Co.	7,942	395,432
[1] Hittite Microwave Corp.	100	4,415
[1] Hutchinson Technology, Inc.	100	2,460
1 IAC/InterActiveCorp	567	16,823
1 IHS, Inc.	161	9,095
IKON Office Solutions, Inc.	310	3,983
Imation Corp.	100	2,453
[1] Informatica Corp.	220	3,454
[1] InfoSpace, Inc.	50	878
[1] Ingram Micro, Inc.	460	9,021
[1] Innerworkings, Inc.	100	1,723
[1] Integrated Device Technology, Inc.	604	9,350
Intel Corp.	17,737	458,679
[1] InterDigital Communications, Inc.	114	2,369

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Information Technology - (continued)
[1] Internap Network Services Corp.	100	$1,417
International Business Machines Corp.	4,500	530,100
[1] International Rectifier Corp.	180	5,938
Intersil Corp.	370	12,369
[1] Interwoven, Inc.	100	1,423
[1] Intuit, Inc.	972	29,452
1 INVESTools, Inc.	100	1,209
[1] Itron, Inc.	82	7,632
[1] j2 Global Communications, Inc.	160	5,237
Jabil Circuit, Inc.	608	13,887
Jack Henry & Associates, Inc.	246	6,362
1 JDA Software Group, Inc.	100	2,066
[1] Juniper Networks, Inc.	1,661	60,809
[1] Kemet Corp.	279	2,051
Kla-Tencor Corp.	573	31,962
[1] Knot, Inc.	100	2,126
[1] Kulicke & Soffa Industries, Inc.	200	1,696
1 L-1 Identity Solutions, Inc.	100	1,885
[1] Lam Research Corp.	392	20,878
[1] Lattice Semiconductor Corp.	300	1,347
[1] Lawson Software, Inc.	400	4,004
[1] Lexmark International, Inc.	253	10,507
Linear Technology Corp.	804	28,132
[1] Littelfuse, Inc.	83	2,962
1 LSI Logic Corp.	2,120	15,730
[1] Manhattan Associates, Inc.	100	2,741
[1] Mantech International Corp.	100	3,598
[1] MarketAxess Holdings, Inc.	100	1,500
[1] Marvell Technology Group Ltd.	1,488	24,359
[1] Mattson Technology, Inc.	200	1,730
Maxim Integrated Products, Inc.	987	28,968
1 McAfee, Inc.	480	16,738
1 MEMC Electronic Materials, Inc.	668	39,318
[1] Mentor Graphics Corp.	300	4,530
Methode Electronics, Inc.	100	1,505
[1] Mettler Toledo International, Inc.	107	10,914
Micrel, Inc.	208	2,246
Microchip Technology, Inc.	701	25,460
[1] Micron Technology, Inc.	2,191	24,320
[1] Micros Systems, Inc.	142	9,240
[1] Microsemi Corp.	180	5,018
Microsoft Corp.	26,137	769,996
[1] MicroStrategy, Inc.	20	1,587
1 MKS Instruments, Inc.	133	2,530
Molex, Inc.	191	5,144
Motorola, Inc.	7,062	130,859
1 MPS Group, Inc.	240	2,676
1 MSC.Software Corp.	200	2,724
MTS Systems Corp.	100	4,160
National Instruments Corp.	170	5,836
National Semiconductor Corp.	899	24,381
1 NAVTEQ Corp.	359	27,991
1 NCR Corp.	585	29,133
[1] NetGear, Inc.	100	3,042
[1] Network Appliance, Inc.	1,071	28,821
[1] Newport Corp.	100	1,523
[1] Novatel Wireless, Inc.	100	2,265
[1] Novell, Inc.	820	6,265
[1] Novellus Systems, Inc.	394	10,740
[1] Nuance Communications, Inc.	390	7,531
1 NVIDIA Corp.	1,560	56,534
[1] Omniture, Inc.	100	3,032
[1] Omnivision Technologies, Inc.	180	4,091
1 ON Semiconductor Corp.	800	10,048
[1] Openwave Systems, Inc.	110	482
[1] Oracle Corp.	12,539	271,469
[1] Palm, Inc.	220	3,579
[1] Parametric Technology Corp.	352	6,132
Park Electrochemical Corp.	100	3,358
Paychex, Inc.	1,021	41,861
[1] Perficient, Inc.	100	2,187
PerkinElmer, Inc.	337	9,844
[1] Perot Systems Corp.	220	3,720
[1] Photronics, Inc.	100	1,141
Plantronics, Inc.	160	4,568
[1] Plexus Corp.	170	4,658
1 PMC—Sierra, Inc.	540	4,531
[1] Polycom, Inc.	230	6,178
[1] Powerwave Technologies, Inc.	330	2,033
[1] Progress Software Corp.	170	5,151
1 QLogic Corp.	419	5,636
QUALCOMM, Inc.	5,054	213,582
Quality Systems, Inc.	49	1,795
[1] Quantum Corp.	800	2,720
[1] Quest Software, Inc.	200	3,432
[1] Rackable Systems, Inc.	110	1,427
[1] Rambus, Inc.	196	3,746
[1] RealNetworks, Inc.	180	1,220
[1] Red Hat, Inc.	509	10,114
1 RF Micro Devices, Inc.	470	3,163
[1] Riverbed Technology, Inc.	100	4,039
[1] Rofin-Sinar Technologies, Inc.	60	4,213
[1] Rogers Corp.	56	2,307
Roper Industries, Inc.	266	17,423
[1] Rudolph Technologies, Inc.	100	1,383

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Information Technology - (continued)
1 S1 Corp.	200	$1,810
1 SAIC, Inc.	200	3,838
[1] salesforce.com, Inc.	314	16,114
[1] SanDisk Corp.	674	37,137
[1] Sanmina-SCI Corp.	1,520	3,222
[1] Sapient Corp.	300	2,013
[1] ScanSource, Inc.	100	2,811
Seagate Technology	1,588	40,621
[1] Secure Computing Corp.	200	1,946
[1] Semtech Corp.	210	4,301
[1] Sigma Designs, Inc.	100	4,824
[1] Silicon Image, Inc.	200	1,030
[1] Silicon Laboratories, Inc.	150	6,264
[1] Sina Corp.	200	9,570
1 SiRFTechnology Holdings, Inc.	150	3,203
[1] Skyworks Solutions, Inc.	480	4,339
[1] Sohu.com, Inc.	100	3,771
[1] Solectron Corp.	2,397	9,348
[1] SonicWALL, Inc.	300	2,619
[1] Sonus Networks, Inc.	700	4,270
[1] Spansion, Inc.	200	1,690
1 SPSS, Inc.	100	4,114
1 SRA International, Inc.	150	4,212
[1] Standard Microsystems Corp.	100	3,842
[1] Sun Microsystems, Inc.	10,557	59,225
[1] Sybase, Inc.	302	6,985
[1] Sycamore Networks, Inc.	360	1,465
1 SYKES Enterprises, Inc.	100	1,661
[1] Symantec Corp.	2,717	52,655
[1] Synaptics, Inc.	100	4,776
[1] Synopsys, Inc.	429	11,617
Syntel, Inc.	100	4,158
[1] Take-Two Interactive Software, Inc.	190	3,245
[1] Taser International, Inc.	200	3,138
[1] Tech Data Corp.	180	7,222
Technitrol, Inc.	100	2,695
[1] Tekelec	100	1,210
Tektronix, Inc.	285	7,906
[1] Teledyne Technologies, Inc.	150	8,008
[1] Tellabs, Inc.	1,193	11,357
[1] Teradyne, Inc.	510	7,038
[1] Tessera Technologies, Inc.	160	6,000
Texas Instruments, Inc.	4,386	160,484
[1] Thermo Electron Corp.	1,316	75,960
1 THQ, Inc.	180	4,496
1 TIBCO Software, Inc.	650	4,803
[1] Trident Microsystems, Inc.	180	2,860
[1] Trimble Navigation Ltd.	384	15,057
[1] Triquint Semiconductor, Inc.	600	2,946
[1] Trizetto Group	100	1,751
1 TTM Technologies, Inc.	200	2,314
[1] Tyler Technologies, Inc.	100	1,335
[1] Ultimate Software Group, Inc.	100	3,490
[1] Unisys Corp.	1,074	7,110
United Online, Inc.	110	1,651
[1] Universal Display Corp.	100	1,772
1 UTStarcom, Inc.	180	659
[1] ValueClick, Inc.	312	7,008
[1] Varian Semiconductor Equipment Associates, Inc.	262	14,022
[1] Varian, Inc.	150	9,541
[1] Vasco Data Security International, Inc.	100	3,531
[1] Veeco Instruments, Inc.	100	1,938
[1] VeriFone Holdings, Inc.	160	7,093
[1] VeriSign, Inc.	710	23,955
[1] Viasat, Inc.	100	3,083
[1] Vignette Corp.	100	2,007
[1] Vishay Intertechnology, Inc.	510	6,645
[1] Waters Corp.	301	20,143
[1] Websense, Inc.	160	3,157
[1] Western Digital Corp.	603	15,268
[1] Wind River Systems, Inc.	110	1,295
[1] Xerox Corp.	2,941	50,997
Xilinx, Inc.	988	25,826
[1] Yahoo!, Inc.	3,768	101,133
[1] Zebra Technologies Corp.	185	6,751
[1] Zoran Corp.	152	3,070

Total Information Technology		7,984,189

Materials - 3.8%
Air Products & Chemicals, Inc.	686	67,063
Airgas, Inc.	190	9,810
1 AK Steel Holding Corp.	390	17,141
Albemarle Corp.	300	13,260
Alcoa, Inc.	2,603	101,829
Allegheny Technologies, Inc.	250	27,487
[1] Alpha Natural Resources, Inc.	158	3,670
AM Castle & Co.	100	3,260
AMCOL International Corp.	100	3,309
Ameron International Corp.	33	3,490
[1] Apex Silver Mines Ltd.	119	2,315
AptarGroup, Inc.	168	6,362
Arch Chemicals, Inc.	100	4,688
Arch Coal, Inc.	434	14,643
Ashland, Inc.	142	8,550
[1] Aventine Renewable Energy Holdings, Inc.	100	1,057
Ball Corp.	287	15,426
Bemis Co.	330	9,606
Bowater, Inc.	180	2,686
[1] Brush Engineered Materials, Inc.	100	5,189
[1] Buckeye Technologies, Inc.	200	3,028

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Materials - (continued)
Cabot Corp.	235	$8,350
Cambrex Corp.	100	1,089
Carpenter Technology Corp.	54	7,021
Celanese Corp.	448	17,463
[1] Century Aluminum Co.	75	3,949
CF Industries Holdings, Inc.	121	9,185
Chemtura Corp.	654	5,814
Cleveland-Cliffs, Inc.	110	9,677
[1] Coeur d’Alene Mines Corp.	820	3,108
Commercial Metals Co.	320	10,128
Compass Minerals International, Inc.	80	2,723
Consol Energy, Inc.	575	26,795
[1] Crown Holdings, Inc.	487	11,084
Cytec Industries, Inc.	138	9,438
Dow Chemical Co.	2,919	125,692
Eagle Materials, Inc.	134	4,789
Eastman Chemical Co.	254	16,949
Ecolab, Inc.	565	26,668
EI Du Pont de Nemours & Co.	2,815	139,511
Ferro Corp.	100	1,998
Florida Rock Industries, Inc.	148	9,249
FMC Corp.	264	13,733
Foundation Coal Holdings, Inc.	150	5,880
Freeport-McMoRan Copper & Gold, Inc.	1,136	119,155
Georgia Gulf Corp.	50	695
Gibraltar Industries, Inc.	100	1,850
[1] GrafTech International Ltd.	300	5,352
[1] Graphic Packaging Corp.	300	1,356
Greif, Inc.	96	5,825
HB Fuller Co.	140	4,155
[1] Hecla Mining Co.	300	2,685
[1] Hercules, Inc.	260	5,465
Huntsman Corp.	491	13,007
Innospec, Inc.	94	2,141
[1] International Coal Group, Inc.	400	1,776
International Flavors & Fragrances, Inc.	295	15,594
International Paper Co.	1,267	45,447
[1] Jarden Corp.	182	5,631
Kaiser Aluminum Corp.	50	3,529
Louisiana-Pacific Corp.	330	5,600
Lubrizol Corp.	275	17,892
Lyondell Chemical Co.	740	34,299
Martin Marietta Materials, Inc.	117	15,625
Massey Energy Co.	261	5,695
MeadWestvaco Corp.	505	14,913
Metal Management, Inc.	100	5,420
Minerals Technologies, Inc.	40	2,680
Monsanto Co.	1,666	142,843
[1] Mosaic Co.	460	24,619
Myers Industries, Inc.	100	1,982
Neenah Paper, Inc.	100	3,309
NewMarket Corp.	60	2,963
Newmont Mining Corp.	1,366	61,101
Nucor Corp.	973	57,864
Olin Corp.	210	4,700
1 OM Group, Inc.	106	5,598
[1] Owens-Illinois, Inc.	457	18,943
Packaging Corp. of America	226	6,570
[1] Pactiv Corp.	426	12,209
Peabody Energy Corp.	809	38,727
P.H. Glatfelter Co.	100	1,484
[1] PolyOne Corp.	300	2,241
Potlatch Corp.	81	3,647
PPG Industries, Inc.	490	37,019
Praxair, Inc.	954	79,907
Quanex Corp.	145	6,812
Rayonier, Inc.	200	9,608
Rock-Tenn Co.	100	2,890
[1] Rockwood Holdings, Inc.	100	3,583
Rohm & Haas Co.	492	27,390
Royal Gold, Inc.	100	3,275
RPM International, Inc.	374	8,957
1 RTI International Metals, Inc.	40	3,170
Ryerson, Inc.	100	3,374
Schnitzer Steel Industries, Inc.	100	7,329
Schulman (A.), Inc.	100	1,973
Scotts Miracle-Gro Co.	106	4,532
Sealed Air Corp.	482	12,320
Sigma-Aldrich Corp.	394	19,204
Silgan Holdings, Inc.	40	2,150
[1] Smurfit-Stone Container Corp.	638	7,452
Sonoco Products Co.	330	9,959
Spartech Corp.	86	1,467
Steel Dynamics, Inc.	318	14,851
[1] Stillwater Mining Co.	100	1,029
[1] Symyx Technologies	60	521
Temple-Inland, Inc.	308	16,210
Texas Industries, Inc.	63	4,946
[1] Titanium Metals Corp.	207	6,947
UAP Holding Corp.	159	4,986
United States Steel Corp.	320	33,901
1 USEC, Inc.	230	2,358
Valspar Corp.	258	7,020
Vulcan Materials Co.	263	23,446
Wausau Paper Corp.	100	1,115
Westlake Chemical Corp.	100	2,533
Weyerhaeuser Co.	629	45,477
Worthington Industries, Inc.	200	4,712
1 W.R. Grace & Co.	205	5,506

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Materials - (continued)
[1] Zoltek Cos, Inc.	100	$4,363

Total Materials		1,951,041

Telecommunication Services - 3.6%
Alaska Communications Systems Group, Inc.	100	1,445
Alltel Corp.	1,065	74,209
[1] American Tower Corp.	1,262	54,948
AT&T, Inc.	18,700	791,197
[1] Cbeyond, Inc.	100	4,079
CenturyTel, Inc.	340	15,715
[1] Cincinnati Bell, Inc.	740	3,656
Citizens Communications Co.	998	14,291
Consolidated Communications Holdings, Inc.	100	1,961
[1] Crown Castle International Corp.	781	31,732
[1] Dobson Communications Corp.	390	4,988
Embarq Corp.	442	24,575
Fairpoint Communications, Inc.	100	1,886
[1] General Communication, Inc.	100	1,214
[1] Global Crossing Ltd.	100	2,108
[1] Harris Stratex Networks, Inc.	300	5,241
IDT Corp.	230	1,819
IDT Corp., Class B	200	1,674
Iowa Telecommunications Services, Inc.	100	1,985
[1] iPCS, Inc.	45	1,548
1 JDS Uniphase Corp.	597	8,931
[1] Leap Wireless International, Inc.	139	11,311
[1] Level 3 Communications, Inc.	4,554	21,176
[1] Liberty Global, Inc.	609	24,981
[1] Loral Space & Communications, Inc.	100	3,975
[1] NeuStar, Inc.	246	8,435
1 NII Holdings, Inc.	500	41,075
NTELOS Holdings Corp.	100	2,946
[1] Premiere Global Services, Inc.	200	2,530
[1] Qwest Communications International, Inc.	4,631	42,420
1 RCN Corp.	70	861
1 SAVVIS, Inc.	100	3,878
1 SBA Communications Corp.	290	10,231
Sprint Nextel Corp.	8,648	164,312
Telephone & Data Systems, Inc.	123	8,210
Telephone & Data Systems, Inc. (Special Shares)	200	12,400
[1] Time Warner Telecom, Inc.	313	6,877
1 US Cellular Corp.	30	2,946
1 USA Mobility, Inc.	100	1,687
Verizon Communications, Inc.	8,815	390,328
[1] Vonage Holdings Corp.	200	206
Windstream Corp.	1,425	20,121

Total Telecommunication Services		1,830,108

Utilities - 3.8%
1 AES Corp.	1,957	39,218
AGL Resources, Inc.	191	7,567
[1] Allegheny Energy, Inc.	555	29,004
Allete, Inc.	50	2,238
Alliant Energy Corp.	327	12,531
Ameren Corp.	644	33,810
American Electric Power Co., Inc.	1,259	58,015
American States Water Co.	100	3,900
Aqua America, Inc.	394	8,936
[1] Aquila, Inc.	1,070	4,291
Atmos Energy Corp.	219	6,202
Avista Corp.	130	2,646
Black Hills Corp.	150	6,153
California Water Service Group	100	3,849
CenterPoint Energy, Inc.	871	13,962
CH Energy Group, Inc.	70	3,346
Cleco Corp.	200	5,054
CMS Energy Corp.	710	11,942
Consolidated Edison, Inc.	810	37,503
Constellation Energy Group, Inc.	514	44,096
Dominion Resources, Inc.	900	75,870
DPL, Inc.	380	9,979
DTE Energy Co.	507	24,559
Duke Energy Corp.	3,823	71,452
[1] Dynegy, Inc.	1,436	13,269
Edison International	1,002	55,561
1 El Paso Electric Co.	90	2,082
Empire District Electric Co.	150	3,388
[1] Enbridge Energy Management LLC	87	4,315
Energen Corp.	180	10,282
Energy East Corp.	502	13,579
Entergy Corp.	600	64,974
Exelon Corp.	2,046	154,187
FirstEnergy Corp.	904	57,259
FPL Group, Inc.	1,156	70,377
Great Plains Energy, Inc.	276	7,952
Hawaiian Electric Industries, Inc.	219	4,754
IDACORP, Inc.	90	2,947

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Utilities - (continued)
Integrys Energy Group, Inc.	212	$10,861
ITC Holdings Corp.	100	4,955
[1] Kinder Morgan Management LLC	230	10,752
Laclede Group, Inc.	120	3,874
Macquarie Infrastructure Co. LLC	100	3,859
MDU Resources Group, Inc.	512	14,254
MGE Energy, Inc.	100	3,344
[1] Mirant Corp.	820	33,358
Mueller Water Products, Inc.	243	2,673
Nalco Holding Co.	410	12,156
National Fuel Gas Co.	213	9,971
New Jersey Resources Corp.	60	2,975
Nicor, Inc.	169	7,250
NiSource, Inc.	782	14,967
Northeast Utilities	490	13,999
Northwest Natural Gas Co.	90	4,113
NorthWestern Corp.	70	1,902
1 NRG Energy, Inc.	726	30,703
NSTAR	320	11,139
OGE Energy Corp.	230	7,613
Oneok, Inc.	300	14,220
Ormat Technologies, Inc.	100	4,634
Otter Tail Corp.	90	3,209
Pepco Holdings, Inc.	567	15,354
[1] Petrohawk Energy Corp.	524	8,604
PG&E Corp.	1,055	50,429
Piedmont Natural Gas Co.	219	5,495
Pinnacle West Capital Corp.	290	11,458
PNM Resources, Inc.	184	4,284
Portland General Electric Co.	200	5,560
PPL Corp.	1,225	56,717
Progress Energy, Inc.	787	36,871
Public Service Enterprise Group, Inc.	789	69,424
Puget Energy, Inc.	355	8,687
Questar Corp.	530	27,841
[1] Reliant Energy, Inc.	1,074	27,494
SCANA Corp.	310	12,009
Sempra Energy	772	44,869
Sierra Pacific Resources	603	9,485
SJW Corp.	100	3,414
South Jersey Industries, Inc.	90	3,132
Southern Co.	2,268	82,283
Southern Union Co.	336	10,453
Southwest Gas Corp.	100	2,829
[1] Southwestern Energy Co.	521	21,804
Spectra Energy Corp.	1,900	46,512
TECO Energy, Inc.	563	9,250
TXU Corp.	1,405	96,200
UGI Corp.	351	9,119
1 UIL Holdings Corp.	100	3,150
UniSource Energy Corp.	60	1,793
Vectren Corp.	214	5,840
Westar Energy, Inc.	237	5,821
WGL Holdings, Inc.	100	3,389
Wisconsin Energy Corp.	343	15,445
Xcel Energy, Inc.	1,164	25,073

Total Utilities		1,947,918

Total Common Stocks - (Identified Cost $44,663,374)		50,533,651

Mutual Fund - 1.2%
AIM Prime Fund (At Net Asset Value)	597,280	597,280

	Par Amount
U.S. Treasury - 0.2%
[4] United States Treasury Bill, 4.150%, 12/6/2007 (At Amortized Cost)	$100,000	99,239

Total Investments - 100.7% (Identified Cost $45,359,893)[5]		51,230,170

Other Assets & Liabilities - Net-(0.7)%		(349,545)

Total Net Assets - 100.0%		$50,880,625

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)
[3]	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $75,230 at September 30, 2007.
[4]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.
[5]

At September 30, 2007, the cost of investments for federal tax purposes was $45,359,893. The net unrealized appreciation of investments for federal tax purposes was $5,870,277. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,427,055 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,556,778.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

At September 30, 2007, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S & P Mini 500 Index Futures	6	$461,430	Dec 2007	$14,467
Russell 2000 E Mini Index Futures	3	$243,960	Dec 2007	$9,818

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

AARP Portfolios

International Stock Market Portfolio

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - 97.5%

Aerospace & Defense - 0.8%
BAE Systems PLC	6,781	$68,222
BBA Aviation PLC	714	3,326
Cobham PLC	2,413	9,543
European Aeronautic Defence and Space Co. NV	622	19,067
Finmeccanica SpA	584	16,964
Gamesa Corp. Tecnologica SA	360	14,664
Meggitt PLC	1,398	9,042
[1]Rolls-Royce Group PLC	3,584	38,177
Safran SA	331	7,967
Singapore Technologies Engineering Ltd.	3,000	7,882
Smiths Group PLC	794	17,304
Thales SA	189	11,047
Zodiac SA	70	5,000

Total		228,205

Air Freight & Couriers - 0.4%
Deutsche Post AG	1,539	44,638
Singapore Post Ltd.	3,000	2,466
Symbion Health Ltd.	1,284	4,740
TNT NV	835	34,904
Toll Holdings Ltd.	1,048	12,164
Yamato Holdings Co. Ltd.	1,000	14,985

Total		113,897

Airlines - 0.2%
Air France-KLM	242	8,867
All Nippon Airways Co. Ltd.	1,000	3,896
[1]British Airways PLC	1,072	8,376
Cathay Pacific Airways Ltd.	3,000	8,206
Deutsche Lufthansa AG	461	13,220
Iberia Lineas Aereas de Espana SA	811	3,944
[1]Japan Airlines Corp.	2,000	4,331
Qantas Airways Ltd.	1,889	9,332
Singapore Airlines Ltd.	940	11,779

Total		71,951

Auto Components - 0.8%
Aisin Seiki Co. Ltd.	400	15,968
Bridgestone Corp.	1,200	26,509
Compagnie Generale des Etablissements Michelin	291	39,008
Continental AG	256	35,299
Denso Corp.	1,000	37,659
GKN PLC	1,370	9,887
NOK Corp.	200	4,279
Nokian Renkaat, OYJ	180	7,028
Stanley Electric Co. Ltd.	300	7,227
Sumitomo Rubber Industries, Inc.	300	3,768
Tokai Rika Co. Ltd.	100	2,783
Toyoda Gosei Co. Ltd.	100	3,618
Toyota Boshoku Corp.	100	3,374
Toyota Industries Corp.	400	$17,220
Trelleborg AB	200	4,695
Valeo SA	130	7,212

Total		225,534

Automobiles - 3.0%
DaimlerChrysler AG	1,861	186,911
Fiat SpA	1,384	41,736
Honda Motor Co. Ltd.	3,100	104,070
Nissan Motor Co. Ltd.	4,400	44,046
Peugeot SA	305	25,100
Renault SA	374	54,037
Toyota Motor Corp.	5,400	318,421
Volkswagen AG	370	83,381
Yamaha Motor Co. Ltd.	300	7,645

Total		865,347

Banks - 15.7%
77 Bank Ltd.	1,000	6,723
ABN AMRO Holding NV	3,645	191,492
Allied Irish Banks PLC	1,713	41,384
Alpha Bank AE	774	26,896
Australia & New Zealand Banking Group Ltd.	3,695	97,160
Banca Intesa SpA (Certificates participating cumulative)	2,167	15,821
Banca Monte dei Paschi di Siena SpA	2,082	12,736
Banca Popolare di Milano SCRL	825	12,152
Banche Popolari Unite SCPA	1,195	32,027
Banco Bilbao Vizcaya Argentaria SA	7,532	176,056
Banco Comercial Portugues SA	4,465	18,474
Banco Espirito Santo SA	451	10,196
[1]Banco Popolare Scarl	1,293	28,881
Banco Popular Espanol SA	1,658	28,406
Banco Santander Central Hispano SA	12,558	243,363
Bank of East Asia Ltd.	2,949	16,606
Bank of Ireland	1,934	35,757
Bank of Kyoto Ltd.	1,000	12,115
Bank of Yokohama Ltd.	2,000	13,794
Barclays PLC	13,096	158,987
BNP Paribas	1,672	182,430
BOC Hong Kong Holdings Ltd.	7,000	17,768
Capitalia SpA	3,234	30,807
Chiba Bank Ltd.	2,000	15,446
Commerzbank AG	1,220	49,245
Commonwealth Bank of Australia	2,581	128,856
Credit Agricole SA	1,284	49,382
Credit Suisse Group	2,180	144,356
Danske Bank A/S	910	36,848
DBS Group Holdings Ltd.	2,000	29,105
Depfa Bank PLC	683	14,100
Deutsche Bank AG	1,022	131,329
Deutsche Postbank AG	166	12,153
Dexia SA	1,045	31,558
DnB NOR ASA	1,400	21,392
EFG Eurobank Ergasius SA	811	28,435

1

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Banks - (continued)
Erste Bank der Oesterreichischen Sparkassen AG	370	$28,118
Fukuoka Financial Group, Inc.	1,000	5,853
Gunma Bank Ltd.	1,000	6,662
Hachijuni Bank Ltd.	1,000	7,193
Hang Seng Bank Ltd.	1,500	26,624
HBOS PLC	7,469	139,248
Hiroshima Bank Ltd.	1,000	5,453
HSBC Holdings PLC	24,074	443,914
Intesa Sanpaolo SpA	15,139	116,556
Investec PLC	865	9,029
Joyo Bank Ltd.	1,000	5,575
[1]Jyske Bank A/S	126	9,771
KBC Groep NV	360	49,383
Lloyds TSB Group PLC	11,244	124,355
Macquarie Bank Ltd.	534	39,902
Mediobanca SpA	956	20,851
Mitsubishi UFJ Financial Group, Inc.	16	140,546
Mizuho Financial Group, Inc.	20	113,933
National Australia Bank Ltd.	3,271	114,999
National Bank of Greece SA	814	51,733
Nishi-Nippon City Bank Ltd.	1,000	2,809
Nordea Bank AB	4,060	70,410
OKO Bank PLC	200	4,123
Oversea-Chinese Banking Corp.	5,000	29,980
Piraeus Bank SA	625	22,269
Raiffeisen International Bank Holding AG	73	10,639
Resona Holdings, Inc.	11	18,847
Royal Bank of Scotland Group PLC	18,999	203,345
Sapporo Hokuyo Holdings, Inc.	1	9,915
Shinsei Bank Ltd.	3,000	9,445
Shizuoka Bank Ltd.	1,000	9,706
Skandinaviska Enskilda Banken AB	910	29,441
Societe Generale	732	122,476
Sumitomo Mitsui Financial Group, Inc.	13	101,192
Suncorp-Metway Ltd.	1,885	33,878
Svenska Handelsbanken	950	29,341
Sydbank A/S	140	6,076
UniCredito Italiano SpA	15,581	132,918
United Overseas Bank Ltd.	2,000	29,778
Westpac Banking Corp.	3,715	93,739
Wing Hang Bank Ltd.	510	5,869

Total		4,538,130

Beverages - 1.4%
Asahi Breweries Ltd.	800	12,176
C&C Group PLC	713	5,880
Carlsberg A/S	80	10,897
Coca-Cola Amatil Ltd.	981	7,817
Coca-Cola West Holdings Co. Ltd.	100	2,348
Diageo PLC	5,333	116,766
Foster’s Group Ltd.	4,078	23,576
Fraser and Neave Ltd.	2,000	7,680
Heineken NV	482	31,538
InBev NV	373	33,708
Ito En Ltd.	100	2,435
Kirin Brewery Co. Ltd.	2,000	26,439
Lion Nathan Ltd.	498	4,070
Pernod-Ricard SA	183	39,817
SABMiller PLC	1,818	51,591
Sapporo Holdings Ltd.	1,000	6,601
Scottish & Newcastle PLC	1,584	19,747
Takara Holdings, Inc.	1,000	5,871

Total		408,957

Biotechnology - 0.0%
[1]Zeltia SA	290	3,146

Building Products - 0.6%
Asahi Glass Co. Ltd.	2,000	26,874
Assa Abloy AB	680	14,045
Cie de Saint-Gobain	666	69,305
Geberit AG	74	9,655
JS Group Corp.	600	10,426
Kingspan Group PLC	232	5,080
Nippon Sheet Glass Co. Ltd.	2,000	12,211
Sanwa Holdings Corp.	1,000	5,601
TOTO Ltd.	1,000	7,245
Uponor OYJ	100	3,095
Wienerberger AG	130	8,107

Total		171,644

Chemicals - 2.6%
Akzo Nobel NV	529	43,473
Asahi Kasei Corp.	2,000	16,142
BASF AG	1,001	138,053
Bayer AG	1,448	114,920
Ciba Specialty Chemicals AG	140	7,118
[1]Clariant AG	500	6,129
Daicel Chemical Industries, Ltd.	1,000	7,906
Dainippon Ink and Chemicals, Inc.	2,000	8,854
Denki Kagaku Kogyo K K	1,000	5,610
Givaudan SA	13	11,983
Imperial Chemical Industries PLC	2,425	32,233
JSR Corp.	300	7,345
Kaneka Corp.	1,000	8,401
Kansai Paint Co. Ltd.	1,000	7,662
[1]Koninklijke DSM NV	282	15,176
Kuraray Co. Ltd.	1,000	12,654
Lonza Group AG	80	8,703
Mitsubishi Chemical Holdings Corp.	2,500	21,743
Mitsubishi Gas Chemical Co., Inc.	1,000	9,263
Mitsubishi Rayon Co. Ltd.	1,000	7,080
Mitsui Chemicals, Inc.	1,000	9,923

2

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Chemicals - (continued)
Novozymes A	110	$13,787
Orica Ltd.	606	16,149
Shin-Etsu Chemical Co. Ltd.	800	55,244
Showa Denko KK	2,000	7,567
Solvay SA	131	18,955
Sumitomo Bakelite Co. Ltd.	1,000	5,749
Sumitomo Chemical Co. Ltd.	3,000	25,700
Syngenta AG	209	44,939
Taiyo Nippon Sanso Corp.	1,000	8,976
Teijin Ltd.	2,000	9,758
Toray Industries, Inc.	3,000	23,795
Tosoh Corp.	1,000	6,479
Ube Industries Ltd.	2,000	7,080
Yara International ASA	350	11,026

Total		755,575

Commercial Services & Supplies - 0.9%
ABC Learning Centres Ltd.	619	3,601
Adecco SA	263	15,512
Aggreko PLC	492	5,797
Benesse Corp.	100	3,827
Buhrmann NV	299	3,248
Capita Group PLC	1,164	17,180
Cargotec Corp.	65	3,185
Dai Nippon Printing Co. Ltd.	1,000	14,281
De La Rue PLC	294	4,375
Downer EDI Ltd.	622	3,447
Group 4 Securicor PLC	2,237	9,212
Hakuhodo DY Holdings, Inc.	50	3,505
Hays PLC	2,836	7,690
[1]Invensys PLC	1,486	9,399
Michael Page International PLC	586	4,928
Mitsubishi UFJ Lease & Finance Co. Ltd.	70	2,320
Pacific Brands Ltd.	1,121	3,077
PagesJaunes Groupe SA	300	6,146
Randstad Holdings NV	100	5,390
Rentokil Initial PLC	3,795	12,913
Secom Co. Ltd.	400	19,238
Securitas AB	680	8,926
[1]Securitas Direct, Series B	480	1,401
Securitas Systems, Series B	480	1,764
Serco Group PLC	976	8,257
SGS SA	10	11,393
Societe BIC SA	70	5,983
1TGS Nopec Geophysical Co. ASA	200	4,083
Toppan Printing Co. Ltd.	1,000	10,289
Vedior NV	290	6,362
WPP Group PLC	2,292	30,932

Total		247,661

Communications Equipment - 1.6%
Alcatel SA	4,572	46,804
1GN Store Nord	390	3,943
Nokia OYJ	8,170	309,685
Telefonaktiebolaget LM Ericsson	28,950	115,344

Total		475,776

Computers & Peripherals - 0.5%
[1]Elpida Memory, Inc.	200	7,341
Fujitsu Ltd.	4,000	28,248
[1]Logitech International SA	329	9,769
Mitsumi Electric Co. Ltd.	100	4,079
NEC Corp.	4,000	19,412
Toshiba Corp.	6,000	55,992
Wincor Nixdorf AG	80	6,597

Total		131,438

Construction & Engineering - 0.9%
Acciona SA	60	16,268
Actividades de Construction y Servicios SA (ACS)	430	23,660
Aker Kvaerner ASA	285	9,044
Alstom SA	208	42,163
Amec PLC	730	11,028
Balfour Beatty PLC	839	8,116
Bilfinger Berger AG	78	6,078
FLSmidth & Co. A/S	100	10,607
Fomento de Construcciones y Contratas SA	100	8,069
Grupo Ferrovial SA	131	11,054
Hellenic Technodomiki Tev SA	210	2,801
HOCHTIEF AG	100	12,095
Husqvarna AB, Series A	135	1,715
Husqvarna AB, Series B	548	7,045
Kajima Corp.	2,000	6,871
Kinden Corp.	1,000	9,132
Kurita Water Industries Ltd.	200	6,784
Leighton Holdings Ltd.	320	14,591
Nishimatsu Construction Co. Ltd.	1,000	3,018
Obayashi Corp.	1,000	4,627
SembCorp Industries Ltd.	2,000	8,691
Shimizu Corp.	1,000	5,436
Skanska AB	580	11,442
Taisei Corp.	2,000	5,792
Toda Corp.	1,000	5,270
YIT OYJ	240	7,111

Total		258,508

Construction Materials - 0.7%
Biffa PLC	560	2,529
Boral Ltd.	1,471	9,364
Cimpor Cimentos de Portugal SGPS SA	466	3,850
CRH PLC	1,095	43,326
CSR Ltd.	1,990	5,479
Fletcher Building Ltd.	1,019	9,784
Holcim Ltd.	391	43,074
Imerys SA	70	6,371
Italcementi SpA	120	2,651
James Hardie Industries NV	800	5,050
Lafarge SA	292	45,108
1RHI AG	58	2,662

3

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Construction Materials - (continued)
Sumitomo Osaka Cement Co. Ltd.	1,000	$2,461
Taiheiyo Cement Corp.	2,000	7,601
Titan Cement Co. SA	140	7,214

Total		196,524

Containers & Packaging - 0.1%
Amcor Ltd.	1,756	11,473
Billerud AB	100	1,336
Mayr Melnhof Karton AG	16	1,763
Rexam PLC	1,263	14,200
Toyo Seikan Kaisha Ltd.	300	5,649

Total		34,421

Distributors - 0.1%
D’ieteren SA	6	2,670
Li & Fung Ltd.	4,200	17,894
Olam International Ltd.	1,000	2,115

Total		22,679

Diversified Financials - 3.8%
3i Group PLC	764	15,529
Acom Co. Ltd.	100	2,226
Aeon Credit Service Co. Ltd.	100	1,074
Aiful Corp.	100	1,565
Amvescap PLC	1,535	20,700
Australian Stock Exchange Ltd.	330	15,704
Babcock & Brown International Property Ltd.	447	10,871
Banco BPI SA	511	4,287
Cattles PLC	823	5,856
Challenger Financial Services Group Ltd.	662	3,634
Close Brothers Group PLC	280	4,641
Credit Saison Co. Ltd.	300	7,723
D. Carnegie & Co. AB	100	2,092
Daiwa Securities Group, Inc.	3,000	28,544
Deutsche Boerse AG	395	53,634
E*Trade Securities Co. Ltd.	3	2,844
Experian Group Ltd.	2,098	22,113
Fortis NV	2,496	73,283
Groupe Bruxelles Lambert SA	157	18,987
Hellenic Exchanges SA Holding Clearing Settlement and Registry	130	4,159
Hokuhoku Financial Group, Inc.	2,000	5,653
Hong Kong Exchanges and Clearing Ltd.	2,000	61,267
Hypo Real Estate Holding AG	277	15,706
ICAP PLC	1,044	11,216
ING Groep NV	3,743	165,668
[1]International Personal Finance PLC	530	2,129
Jafco Co. Ltd.	100	3,705
Keppel Corp. Ltd.	2,000	19,403
London Stock Exchange Group PLC	362	12,125
Man Group PLC	3,658	41,277
Mediolanum SpA	660	4,654
Mitsubishi UFJ Securities Co.	1,000	8,749
Mitsui Trust Holdings, Inc.	2,000	15,585
Nikko Cordial Corp.	1,000	12,550
Nomura Holdings, Inc.	3,400	56,953
OMX AB	200	8,633
ORIX Corp.	190	43,294
Perpetual Ltd.	100	6,469
Promise Co. Ltd.	100	2,435
Provident Financial PLC	265	4,830
Schroders PLC	260	7,352
Shinko Securities Co. Ltd.	2,000	9,254
Singapore Exchange Ltd.	2,000	17,382
Sumitomo Trust & Banking Co. Ltd.	3,000	22,674
Swire Pacific Ltd.	1,500	18,206
Takefuji Corp.	200	3,966
Tullett Prebon PLC	574	5,049
UBS AG	4,016	215,361

Total		1,101,011

Diversified Telecommunication Services - 3.8%
Belgacom SA	349	16,147
BT Group PLC	16,417	102,748
Deutsche Telekom AG	5,706	111,794
Elisa OYJ	280	8,679
France Telecom SA	3,867	129,150
Hellenic Telecommunications Organization SA	840	31,052
[1]Hutchison Telecommunications International Ltd.	3,000	4,170
Mobistar SA	60	5,234
Nippon Telegraph & Telephone Corp.	10	46,704
PCCW Ltd.	6,000	3,970
Portugal Telecom SGPS SA	1,519	21,230
Royal KPN NV	3,895	67,396
Singapore Telecommunications Ltd.	15,300	41,438
Swisscom AG	44	16,688
Tele2 AB	637	13,698
Telecom Corp. of New Zealand Ltd.	3,525	11,922
Telecom Italia SpA	21,621	65,555
Telecom Italia SpA (RNC-Participating Cumulative)	11,744	28,236
Telefonica SA	8,955	249,933
Telekom Austria AG	735	19,176
Telenor ASA	1,700	33,923
TeliaSonera AB	4,670	42,009
Telstra Corp. Ltd.	5,788	22,342

Total		1,093,194

Electric Utilities - 3.2%
British Energy Group PLC	1,976	21,532

4

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Electric Utilities - (continued)
Cheung Kong Infrastructure Holdings Ltd.	1,000	$3,765
Chubu Electric Power Co., Inc.	1,300	33,636
CLP Holdings Ltd.	2,500	17,247
Contact Energy Ltd.	489	3,400
E.ON AG	1,251	230,623
Electric Power Development Co.	300	11,663
Endesa SA	1,398	79,686
Enel SpA	8,642	97,560
Energias de Portugal SA	3,924	22,875
Hokkaido Electric Power Co., Inc.	400	8,645
HongKong Electric Holdings	2,500	13,016
Iberdrola SA	1,868	109,424
International Power PLC	2,932	26,973
Kansai Electric Power Co., Inc.	1,500	34,245
Kyushu Electric Power Co., Inc.	700	18,508
Public Power Corp.	280	11,067
Scottish & Southern Energy PLC	1,730	53,291
Solarworld AG	224	12,857
Terna SpA	2,170	7,999
Tohoku Electric Power Co., Inc.	800	17,081
Tokyo Electric Power Co., Inc.	2,400	60,532
Union Fenosa SA	201	11,857
Verbund - Oesterreichische Elektrizitatswirtschafts-AG	156	8,965

Total		916,447

Electrical Equipment - 2.1%
ABB Ltd.	4,191	110,075
Bekaert SA	26	3,475
Fanuc Ltd.	400	40,737
Fuji Electric Holdings Co. Ltd.	1,000	4,453
Fujikura Ltd.	1,000	6,323
Furukawa Electric Co. Ltd.	1,000	4,888
Hitachi Cable Ltd.	1,000	6,192
Matsushita Electric Works Ltd.	1,000	12,046
Mitsubishi Electric Corp.	4,000	50,096
Nitto Denko Corp.	300	13,933
NKT Holding A	100	11,179
Schneider Electric SA	435	54,798
Siemens AG	1,709	234,287
Sumitomo Electric Industries Ltd.	1,500	23,874
Ushio, Inc.	200	3,635
Vestas Wind Systems A	470	37,031

Total		617,022

Electronic Equipment & Instruments - 1.1%
Alps Electric Co. Ltd.	300	3,606
Barco NV	23	1,975
Citizen Watch Co. Ltd.	700	7,038
Cookson Group PLC	361	5,615
Dainippon Screen Manufacturing Co. Ltd.	1,000	6,018
Hirose Electric Co. Ltd.	100	12,150
Hitachi Chemical Co. Ltd.	200	4,131
Hitachi Ltd.	7,000	46,573
Hoya Corp.	800	27,274
Ibiden Co. Ltd	300	25,230
Keyence Corp.	100	22,178
Kingboard Chemical Holdings Ltd.	2,000	12,717
Kudelski SA	80	2,256
Kyocera Corp.	300	28,101
Mabuchi Motor Co. Ltd.	100	6,514
Nidec Corp.	200	13,968
[1]Oki Electric Industry Co. Ltd.	1,000	1,722
Omron Corp.	400	10,576
Premier Farnell PLC	756	2,439
Rohm Co. Ltd.	200	17,655
Tandberg ASA	200	4,795
TDK Corp.	300	26,300
Venture Corp. Ltd.	1,000	11,116
Yaskawa Electric Corp.	1,000	12,446
Yokogawa Electric Corp.	300	3,648

Total		316,041

Energy Equipment & Services - 0.3%
Acergy SA	380	11,251
Fugro NV	111	8,985
[1]Renewable Energy Corp. ASA	323	14,830
SBM Offshore NV	249	9,761
[1]SeaDrill Ltd.	485	10,865
Technip SA	201	17,919
WorleyParsons Ltd.	340	12,766

Total		86,377

Food & Drug Retailing - 1.7%
Axfood AB	50	1,679
Carrefour SA	1,197	83,614
Casino Guichard Perrachon SA	80	8,365
Coles Myer Ltd.	2,268	30,923
Colruyt SA	40	8,426
Delhaize Group	139	13,281
FamilyMart Co. Ltd.	100	2,605
J Sainsbury PLC	3,151	37,097
Kesko OYJ	160	10,599
[1]Koninklijke Ahold NV	2,460	37,075
Lawson, Inc.	100	3,157
Seven & I Holdings Co. Ltd.	1,600	41,120
Tesco PLC	15,874	142,148
Woolworths Ltd.	2,418	63,602

Total		483,691

Food Products - 2.5%
Ajinomoto Co., Inc.	1,000	12,524
Cadbury Schweppes PLC	4,155	48,028
Coca Cola Hellenic Bottling Co. SA	200	11,517
Danisco A/S	90	6,979
East Asiatic Co. Ltd. A/S	50	3,725
Ebro Puleva SA	143	2,924
Futuris Corp. Ltd.	1,332	2,512
Goodman Fielder Ltd.	2,138	4,884

5

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Food Products - (continued)
Greencore Group PLC	375	$2,442
Groupe DANONE	891	69,929
House Foods Corp.	200	3,487
Iaws Group PLC	263	5,825
Kerry Group PLC	260	7,689
Meiji Dairies Corp.	1,000	5,644
Meiji Seika Kaisha Ltd.	1,000	5,027
Nestle SA	800	358,419
Nichirei Corp.	1,000	4,583
Nisshin Seifun Group, Inc.	500	4,701
Nissin Food Products Co. Ltd.	200	7,132
1PAN Fish ASA	4,800	6,084
Parmalat SpA	2,910	10,302
Royal Numico NV	334	25,833
Suedzucker AG	141	2,825
Tate & Lyle PLC	904	7,418
Tingyi Cayman Islands Holding Corp.	4,000	6,178
Unilever NV	3,421	105,305
Yakult Honsha Co. Ltd.	200	4,549

Total		736,465

Gas Utilities - 0.5%
AGL Energy Ltd.	810	11,378
Centrica PLC	7,252	56,254
Gas Natural SDG SA	220	12,387
Hong Kong & China Gas Co. Ltd.	6,600	15,410
Osaka Gas Co. Ltd.	4,000	14,020
Snam Rete Gas SpA	2,169	13,453
Tokyo Gas Co. Ltd.	5,000	23,265

Total		146,167

Health Care Equipment & Supplies - 1.0%
Air Liquide SA	488	65,124
Alfresa Holdings Corp.	100	6,375
Ansell Ltd.	332	3,674
Cie Generale d’Optique Essilor International SA	395	24,711
Cochlear Ltd.	130	8,973
Coloplast A/S	44	4,172
Elekta AB	148	2,400
Fisher & Paykel Healthcare Corp.	865	2,160
Getinge AB	390	9,395
Luxottica Group SpA	258	8,756
Nobel Biocare Holding AG	47	12,693
Olympus Corp.	1,000	41,051
Omega Pharma SA	39	3,410
Phonak Holding AG	100	10,005
[1]Qiagen NV	370	7,123
Smith & Nephew PLC	1,851	22,547
SSL International PLC	398	3,448
Straumann Holding AG	20	5,602
Synthes, Inc.	111	12,390
Terumo Corp.	300	15,133
[1]William Demant Holding A/S	100	8,814

Total		277,956

Health Care Providers & Services - 0.2%
Celesio AG	160	10,069
Fresenius Medical Care AG & Co. KGaA	360	19,076
Mediceo Paltac Holdings Co. Ltd.	300	4,582
Parkway Holdings Ltd.	1,000	2,856
Sonic Healthcare Ltd.	550	7,596
Suzuken Co. Ltd.	100	3,366

Total		47,545

Hotels Restaurants & Leisure - 0.9%
Accor SA	372	32,930
Aristocrat Leisure Ltd.	724	8,910
Autogrill SpA	172	3,304
[1]BetandWin.com Interactive Entertainment AG	47	1,116
Carnival PLC	333	15,845
City Developments Ltd.	1,000	10,914
Compass Group PLC	3,940	24,257
Enterprise Inns PLC	1,100	13,276
Intercontinental Hotels Group PLC	574	11,357
Kuoni Reisen Holding	5	2,356
Ladbrokes PLC	1,187	10,448
Lottomatica SpA	146	5,262
OPAP SA	430	16,629
Oriental Land Co. Ltd.	100	5,792
Paddy Power PLC	101	3,558
Punch Taverns PLC	502	10,091
Rank Group PLC	701	2,312
Shangri-La Asia Ltd.	2,000	6,744
Sky City Entertainment Group Ltd.	741	2,927
Sodexho Alliance SA	183	12,619
TABCORP Holdings Ltd.	1,120	15,023
[1]Thomas Cook Group PLC	1,002	5,689
TUI AG	428	11,465
1TUI Travel PLC	1,010	5,189
UOL Group Ltd.	1,000	3,503
Whitbread PLC	394	13,028
William Hill PLC	740	9,708

Total		264,252

Household Durables - 1.5%
Bang & Olufsen A/S	25	2,814
Barratt Developments PLC	540	8,234
Bellway PLC	220	4,624
Bovis Homes Group PLC	224	2,987
Casio Computer Co. Ltd.	400	5,726
Daito Trust Construction Co. Ltd.	200	9,636
Daiwa House Industry Co. Ltd.	1,000	13,037
Electrolux AB	532	11,214
[1]Galiform PLC	1,214	2,722
[1]Haseko Corp.	1,500	3,588

6

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Household Durables - (continued)
Koninklijke Philips Electronics NV	2,282	$102,690
Makita Corp.	200	8,767
Matsushita Electric Industrial Co. Ltd.	4,000	74,970
Nobia AB	300	2,872
Persimmon PLC	597	11,733
Pioneer Corp.	300	3,676
[1]Sanyo Electric Co. Ltd.	2,000	3,288
Sekisui Chemical Co. Ltd.	1,000	7,332
Sekisui House Ltd.	1,000	12,576
Sharp Corp.	2,000	36,267
Sony Corp.	2,000	96,886
Taylor Woodrow PLC	2,218	12,469
Thomson	510	7,744

Total		445,852

Household Products - 0.4%
Henkel KGaA	420	19,832
Kao Corp.	1,000	29,831
Reckitt Benckiser PLC	1,226	71,782
Uni-Charm Corp.	100	6,132

Total		127,577

Industrial Conglomerates - 0.8%
Aeon Mall Co. Ltd.	100	3,053
[1]Brambles Ltd.	3,023	39,504
Burberry Group PLC	1,038	13,903
Davis Service Group PLC	334	3,646
DCC PLC	136	4,003
FKI PLC	1,246	2,312
Hopewell Holdings Ltd.	2,000	9,550
Hutchison Whampoa Ltd.	4,000	42,861
Intertek Group PLC	360	6,950
IVG Immobilien AG	169	6,281
Jeronimo Martins SGPS SA	453	2,776
Macquarie Communications Infrastructure Group	855	4,610
Melco International Development Ltd.	2,000	3,753
Noble Group Ltd.	2,000	2,924
Orkla ASA	1,554	27,650
Pirelli & C SpA	5,630	6,764
Rheinmetall AG	96	7,604
Sonae SGPS SA	1,493	3,863
Tomkins PLC	1,651	7,649
Wesfarmers Ltd.	791	29,413

Total		229,069

Insurance - 4.7%
Aegon NV	3,013	57,533
Alleanza Assicurazioni SpA	825	10,950
Allianz AG	898	209,200
AMP Ltd.	3,798	35,441
Assicurazioni Generali SpA	2,106	92,404
Aviva PLC	5,163	77,468
AXA Asia Pacific Holdings Ltd.	1,613	11,139
AXA SA	3,118	139,113
CNP Assurances	83	10,587
Fondiaria-SAI SpA	141	6,602
Friends Provident PLC	3,540	12,413
Insurance Australia Group Ltd.	3,330	15,478
Irish Life & Permanent PLC	505	11,165
Legal & General Group PLC	12,782	34,813
Mapfre SA	1,300	5,859
Millea Holdings, Inc.	1,500	60,271
Mitsui Sumitomo Insurance Co. Ltd.	2,000	23,465
MLP AG	125	1,663
Muenchener Rueckversicherungs AG	425	81,437
Old Mutual PLC	10,406	34,006
Prudential PLC	4,937	75,637
QBE Insurance Group Ltd.	1,758	52,608
Resolution PLC	1,325	18,436
Sampo OYJ	842	25,631
SCOR SE	355	9,484
Sompo Japan Insurance, Inc.	2,000	22,926
Standard Life PLC	4,445	26,143
Storebrand ASA	500	7,742
[1]Swiss Life Holding	63	16,298
Swiss Reinsurance	712	63,250
T&D Holdings, Inc.	400	24,596
[1]Topdanmark A/S	50	8,203
TrygVesta A/S	53	4,237
Wiener Staedtische Versicherung AG	53	3,692
Zurich Financial Services AG	290	86,763

Total		1,376,653

Internet & Catalog Retail - 0.0%
Rakuten, Inc.	10	3,918

Internet Software & Services - 0.2%
SBI Holdings, Inc.	10	2,622
Softbank Corp.	1,400	25,813
Tencent Holdings Ltd.	2,000	12,923
Yahoo! Japan Corp.	30	11,350

Total		52,708

IT Consulting & Services - 0.3%
[1]Atos Origin SA	138	8,005
Capgemini SA	268	16,469
Computershare Ltd.	880	7,238
CSK Holdings Corp.	100	3,905
Indra Sistemas SA	340	9,170
LogicaCMG PLC	2,993	9,229
Nomura Research Institute Ltd.	200	6,801
NTT Data Corp.	2	8,906
Obic Co. Ltd.	20	3,876
Tietoenator OYJ	140	3,133

Total		76,732

7

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Leisure Equipment & Products - 0.4%
AGFA-Gevaert NV	240	$4,607
Amer Sports OYJ	100	2,310
Fuji Photo Film Co. Ltd.	1,000	46,182
Konica Minolta Holdings, Inc.	1,000	16,933
Namco Bandai Holdings, Inc.	400	5,810
Sankyo Co. Ltd.	100	4,044
Shimano, Inc.	200	6,992
Tattersall’s Ltd.	2,237	7,863
Yamaha Corp.	300	6,719

Total		101,460

Machinery - 2.2%
Alfa Laval AB	200	12,802
Amada Co. Ltd.	1,000	11,167
Andritz AG	73	5,029
Atlas Copco AB, Series A	1,373	23,641
Atlas Copco AB, Series B	816	12,979
[1]Charter PLC	342	8,248
Daikin Industries Ltd.	500	24,048
EBARA Corp.	1,000	4,618
Glory Ltd.	100	3,174
Heidelberger Druckmaschinen	110	4,798
Hino Motors Ltd.	1,000	7,636
Hitachi Construction Machinery Co. Ltd.	200	7,984
IMI PLC	700	7,628
Ishikawajima-Harima Heavy Industries Co. Ltd.	2,000	6,279
Japan Steel Works Ltd.	1,000	16,585
JTEKT Corp.	400	7,045
Kawasaki Heavy Industries Ltd.	3,000	11,741
KCI Konecranes OYJ	100	4,011
Komatsu Ltd.	1,800	60,428
Komori Corp.	100	2,448
Kubota Corp.	2,000	16,455
Linde AG	245	30,337
MAN AG	228	33,082
Metso OYJ	290	19,915
Minebea Co. Ltd.	1,000	6,836
Mitsubishi Heavy Industries Ltd.	6,000	39,189
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	11,324
NGK Insulators Ltd.	1,000	32,180
NSK Ltd.	1,000	8,767
NTN Corp.	1,000	8,915
Rieter Holding AG	8	4,317
Sandvik AB	1,863	39,774
Scania AB	800	19,396
SembCorp Marine Ltd.	1,400	4,339
SMC Corp.	100	13,681
Sulzer AG	7	10,014
Sumitomo Heavy Industries Ltd.	1,000	12,863
Techtronic Industries Co.	1,500	1,711
THK Co. Ltd.	200	4,218
Tomra Systems ASA	400	2,882
Volvo AB, Series A	2,100	36,403
Volvo AB, Series B	1,000	17,296
Wartsila OYJ	100	6,832
Zardoya Otis SA	214	6,624

Total		629,639

Marine - 0.4%
A.P. Moller-Maersk Group A/S	2	27,395
Compagnie Maritime Belge SA	36	2,662
Cosco Corp. Singapore Ltd.	2,000	8,017
Dampskibsselskabet Torm A/S	50	2,032
Euronav NV	60	1,881
Frontline Ltd.	110	5,386
Kamigumi Co. Ltd.	1,000	8,393
Kawasaki Kisen Kaisha Ltd.	1,000	14,672
Mitsui OSK Lines Ltd.	2,000	32,371
Neptune Orient Lines Ltd.	1,000	3,571
Nippon Yusen Kabushiki Kaisha	2,000	19,516
Shun Tak Holdings Ltd.	2,000	3,223

Total		129,119

Media - 1.7%
Aegis Group PLC	2,070	5,275
[1]Antena 3 de Television SA	186	3,422
APN News & Media Ltd.	619	2,861
Arnoldo Mondadori Editore SpA	253	2,441
British Sky Broadcasting PLC	2,301	32,602
Daily Mail & General Trust PLC	671	8,618
Dentsu, Inc.	4	11,341
Emap PLC	421	7,544
Eniro AB	350	4,243
Gestevision Telecinco SA	184	4,816
Independent News & Media PLC	1,506	5,589
ITV PLC	7,996	16,725
John Fairfax Holdings Ltd.	2,751	11,496
Lagardere SCA	241	20,453
M6-Metropole Television	111	3,212
Mediaset SpA	1,514	15,585
[1]Metro International SA	210	217
Modern Times Group AB	100	6,424
Pearson PLC	1,645	25,403
[1]Premiere AG	138	2,971
Promotora de Informaciones SA	138	2,717
Publicis Groupe	264	10,825
Publishing & Broadcasting Ltd.	833	14,529
Reed Elsevier NV	1,423	26,949
Reed Elsevier PLC	2,607	32,845
Reuters Group PLC	2,496	32,719
Sanoma-WSOY OYJ	130	4,031
Schibsted ASA	100	5,247
Seat Pagine Gialle SpA	9,350	5,198
Singapore Press Holdings Ltd.	3,000	8,731
Sky Network Television Ltd.	379	1,652
[1]Sogecable SA	83	3,002
Television Broadcasts Ltd.	1,000	6,011
Television Francaise 1 (TFI)	200	5,360
Toho Co. Ltd.	300	5,923

8

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Media - (continued)
Tokyo Broadcasting System, Inc.	100	$2,800
Trinity Mirror PLC	610	5,124
United Business Media PLC	465	6,565
Vivendi SA	2,307	97,091
Wolters Kluwer NV	541	16,015
Yell Group PLC	1,556	13,608

Total		498,180

Metals & Mining - 5.8%
Acerinox SA	291	8,730
Alumina Ltd.	2,237	14,141
Anglo American PLC	2,703	181,239
ArcelorMittal	1,818	143,070
BHP Billiton Ltd.	6,739	265,802
BHP Billiton PLC	4,630	165,182
BlueScope Steel Ltd.	1,398	13,305
Boliden AB	500	10,598
Daido Steel Co. Ltd.	1,000	8,515
Dowa Mining Co. Ltd.	1,000	12,654
[1]Fortescue Metals Group Ltd.	222	9,373
Hoganas AB	100	2,641
Husqvarna AB. Series B SEK 2.50	100	2,096
Husqvarna AB. Series B NPV	740	15,513
Iluka Resources Ltd.	543	2,654
JFE Holdings, Inc.	1,200	84,954
Johnson Matthey PLC	415	14,103
Kobe Steel Ltd.	5,000	18,655
Kone OYJ	140	10,182
Mitsubishi Materials Corp.	2,000	12,420
Mitsui Mining & Smelting Co. Ltd.	1,000	4,305
Newcrest Mining Ltd.	932	23,104
Nippon Steel Corp.	12,000	86,311
Nisshin Steel Co. Ltd.	1,000	4,505
OneSteel Ltd.	1,445	8,827
Outokumpu OYJ	200	7,163
Rautaruukki OYJ	180	10,874
Rio Tinto Ltd.	582	55,763
Rio Tinto PLC	2,004	172,733
Salzgitter AG	80	15,667
SSAB Svenskt Stal AB Class A	512	18,858
SSAB Svenskt Stal AB Class B	250	8,494
Sumitomo Metal Industries Ltd.	8,000	46,617
Sumitomo Metal Mining Co. Ltd.	1,000	24,265
The Umicore Group	50	11,915
ThyssenKrupp AG	728	46,226
Toho Titanium Co. Ltd.	100	3,670
Tokyo Steel Manufacturing Co. Ltd.	200	3,103
Vallourec Group	91	26,136
Viohalco SA	210	3,446
Voestalpine AG	207	17,835
Xstrata PLC	1,256	83,064
Zinifex Ltd.	965	15,139

Total		1,693,847

Multi-line Retail - 0.7%
Aeon Co. Ltd.	1,300	18,350
Harvey Norman Holdings Ltd.	1,080	5,699
Home Retail Group	1,685	12,804
Isetan Co. Ltd.	300	4,042
J Front Retailing Co. Ltd.	1,000	9,828
[1]KarstadtQuelle AG	108	3,606
Marks & Spencer Group PLC	3,434	43,089
Marui Co. Ltd.	500	5,514
Metro AG	315	28,368
Mitsukoshi Ltd.	1,000	4,531
Next PLC	442	17,697
PPR SA	154	28,889
Ryohin Keikaku Co. Ltd.	100	5,749
Takashimaya Co. Ltd.	1,000	11,089

Total		199,255

Multi-Utilities - 1.1%
RWE AG	888	111,358
Suez SA	2,033	119,378
United Utilities PLC	1,786	25,487
Veolia Environnement	686	58,902

Total		315,125

Office Electronics - 0.5%
Canon Marketing Japan, Inc.	200	4,001
Canon, Inc.	2,100	114,515
Neopost SA	60	8,439
OCE N.V.	141	2,955
Ricoh Co. Ltd.	1,000	21,134

Total		151,044

Oil & Gas - 7.5%
Aeroports de Paris	65	7,467
BG Group PLC	6,834	117,866
BP PLC	38,380	444,031
Caltex Australia Ltd.	300	6,252
DET Norske Oljeselskap ASA	1,500	3,104
ENI SpA	5,184	191,562
Fortum OYJ	865	31,657
Gaz de France	375	19,429
Hellenic Petroleum SA	230	3,663
Inpex Holdings, Inc.	2	20,525
Japan Petroleum Exploration Co.	100	7,427
[1]Lundin Petroleum AB	410	4,701
Motor Oil Hellas Corinth Refineries SA	101	2,671
National Grid PLC	5,392	86,180
Neste Oil OYJ	220	8,030
Nippon Mining Holdings, Inc.	2,000	20,073
Nippon Oil Corp.	3,000	27,840
Norsk Hydro ASA	1,425	61,741
[1]Ocean RIG ASA	394	2,897
OMV AG	332	22,106
Origin Energy Ltd.	1,650	15,047
[1]Paladin Resources Ltd.	1,110	7,606

9

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Oil & Gas - (continued)
[1]Petroleum Geo-Services ASA	420	$12,067
ProSafe ASA	350	6,221
Repsol YPF SA	1,590	56,630
Royal Dutch Shell PLC	7,365	302,845
Royal Dutch Shell PLC, B shares	5,582	228,960
Santos Ltd.	1,111	14,804
Showa Shell Sekiyu KK	400	5,138
Statoil ASA	1,290	43,796
TonenGeneral Sekiyu KK	1,000	10,045
Total SA	4,302	348,768
Woodside Petroleum Ltd.	970	43,111

Total		2,184,260

Paper & Forest Products - 0.4%
Holmen AB	130	4,959
[1]Mondi Ltd.	280	2,786
Mondi PLC	700	6,636
Nippon Paper Group, Inc.	2	6,175
Norske Skogindustrier ASA	320	3,411
OJI Paper Co. Ltd.	2,000	9,671
PaperlinX Ltd.	842	2,266
[1] Sonae Industria SGPS SA	159	1,781
Stora Enso OYJ	1,180	22,918
Svenska Cellulosa AB	1,080	20,056
UPM-Kymmene OYJ	1,020	24,596

Total		105,255

Personal Products - 0.6%
Beiersdorf AG	165	12,321
L’Oreal SA	504	65,926
Oriflame Cosmetics SA	100	6,038
Shiseido Co. Ltd.	1,000	22,178
Unilever PLC	2,641	83,184

Total		189,647

Pharmaceuticals - 5.4%
Altana AG	110	2,643
Astellas Pharma, Inc.	1,100	52,713
AstraZeneca PLC	2,975	148,531
Chugai Pharmaceutical Co. Ltd.	500	8,249
CSL Ltd.	362	34,389
Daiichi Sankyo Co. Ltd.	1,400	42,007
Eisai Co. Ltd.	500	23,613
[1]Elan Corp. PLC	906	18,983
GlaxoSmithKline PLC	11,473	303,361
H Lundbeck A/S	100	2,709
Kyowa Hakko Kogyo Co. Ltd.	1,000	10,289
Merck KGaA	127	15,276
Novartis AG	4,636	255,162
Novo-Nordisk A/S	510	61,394
Orion OYJ	168	4,257
Roche Holding AG	1,404	253,895
Sanofi-Aventis	2,040	172,230
Santen Pharmaceutical Co. Ltd.	200	5,001
Shionogi & Co. Ltd.	1,000	15,403
Takeda Pharmaceutical Co. Ltd.	1,700	119,464
UCB SA	224	13,179

Total		1,562,748

Real Estate - 3.1%
Allgreen Properties Ltd.	2,000	2,587
[2]Ascendas Real Estate Investment Trust	2,000	3,679
[1]Berkeley Group Holdings PLC	230	6,724
[2]British Land Co. PLC	1,019	24,347
[2]Brixton PLC	620	4,579
[2]CapitaCommercial Trust	2,000	3,827
[2]CapitaLand Ltd.	3,000	16,472
[2]CapitaMall Trust	2,000	5,255
[2]Castellum AB	300	3,718
[2]Centro Properties Group	1,586	10,349
[2]Centro Retail Group	167	241
2CFS Retail Property Trust	2,826	5,980
2CFS Retail Property Trust-New	73	155
Cheung Kong Holdings Ltd.	3,000	49,426
[2]Cofinimmo	13	2,293
[2]Commonwealth Property Office Fund	3,017	4,447
[2]Corio NV	110	9,368
2DB RREEF Trust	5,343	9,508
Fabege AB	200	2,370
[2]Gecina SA	21	3,553
2GPT Group	4,287	19,357
[2]Great Portland Estates PLC	308	3,752
[2]Hammerson PLC	631	15,076
[2]Hang Lung Properties Ltd.	4,000	17,917
[2]Henderson Land Development Co. Ltd.	2,000	15,870
[2]Hysan Development Co. Ltd.	2,077	5,761
Icade	61	4,432
1IMMOEAST Immobilien Anlagen AG	848	9,211
[1,2]IMMOFINANZ Immobilien Anlagen AG	920	11,446
2ING Industrial Fund	1,529	3,831
[2]Japan Prime Realty Investment Corp.	1	4,166
[2]Japan Real Estate Investment Corp.	1	12,002
[2]Japan Retail Fund Investment Corp.	1	8,697
[2]Keppel Land Ltd.	1,000	5,592
[2]Kerry Properties Ltd.	1,022	7,880
[2]Kiwi Income Property Trust	1,392	1,527
[2]Klepierre	138	7,893
[2]Kungsleden AB	233	2,986
[2]Land Securities Group PLC	948	32,507
Lend Lease Corp. Ltd.	656	10,977

10

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Real Estate - (continued)
Leopalace21 Corp.	200	$6,558
[2]Liberty International PLC	579	13,468
[2]Link Real Estate Investment Trust (The Link REIT)	4,560	10,001
[2]Macquarie Goodman Group	2,911	17,809
[2]Macquarie Office Trust	3,993	5,533
[2]Mirvac Group	1,907	9,202
[2]Mitsubishi Estate Co. Ltd.	2,000	57,227
[2]Mitsui Fudosan Co. Ltd.	2,000	55,488
Multiplex Group	1,073	4,759
[2]New World Development Ltd.	5,130	14,262
[2]Nippon Building Fund, Inc.	1	14,524
Nomura Real Estate Holdings, Inc.	100	2,922
[2]Nomura Real Estate Office Fund, Inc.	1	10,437
2NTT Urban Development Corp.	2	4,140
1PSP Swiss Property AG	79	4,182
Sacyr Vallehermoso SA	197	6,874
[2]Segro PLC	849	8,645
Shui On Land Ltd.	3,500	4,266
[2]Sino Land Co.	2,064	5,138
[1]Stockland	71	560
[2]Stockland Trust Group	2,795	22,271
[2]Sumitomo Realty & Development Co. Ltd.	1,000	35,137
Sun Hung Kai Properties Ltd.	3,000	50,584
[2]Suntec Real Estate Investment Trust	2,000	2,628
[2]Tokyo Tatemono Co. Ltd.	1,000	12,741
[2]Tokyu Land Corp.	1,000	10,028
[2]Unibail Holding	151	38,750
[2]Wereldhave NV	60	7,204
[1,2]Westfield Group	3,477	66,800
Wharf Holdings Ltd.	3,000	14,789
[2]Wing Tai Holdings Ltd.	1,000	2,601

Total		889,286

Road & Rail - 0.8%
Arriva PLC	500	7,874
Central Japan Railway Co.	3	31,832
ComfortDelgro Corp. Ltd.	3,000	3,921
DSV A/S	400	9,405
East Japan Railway Co.	7	55,157
Firstgroup PLC	908	12,745
Hankyu Hanshin Holdings, Inc.	2,000	10,211
Keihin Electric Express Railway Co. Ltd.	1,000	6,479
Keio Corp.	1,000	6,227
Keisei Electric Railway Co. Ltd.	1,000	5,540
Kintetsu Corp.	3,000	9,315
MTR Corp.	2,592	7,723
National Express Group PLC	290	7,313
Nippon Express Co. Ltd.	2,000	9,932
Odakyu Electric Railway Co. Ltd.	1,000	6,445
Stagecoach Group PLC	990	4,587
Tobu Railway Co. Ltd.	2,000	9,393
Tokyu Corp.	2,000	13,046
West Japan Railway Co.	3	14,298

Total		231,443

Semiconductor Equipment & Products - 0.7%
Advantest Corp.	300	9,341
ARM Holdings PLC	2,746	8,621
ASM Pacific Technology	500	4,431
1ASML Holding NV	898	29,685
1CSR PLC	254	3,332
[1]Infineon Technologies AG	1,442	24,787
Murata Manufacturing Co. Ltd.	400	28,805
Nikon Corp.	1,000	34,354
1OC Oerlikon Corp. AG	11	4,026
Seiko Epson Corp.	200	4,949
Shinko Electric Industries	100	2,218
STMicroelectronics NV	1,392	23,334
Sumco Corp.	200	8,140
Tokyo Electron Ltd.	400	25,326

Total		211,349

Software—0.9%
[1]Business Objects SA	185	8,233
Dassault Systemes SA	112	7,328
Konami Corp.	200	5,444
Misys PLC	1,060	4,776
Nintendo Co. Ltd.	200	104,018
Oracle Corp. Japan	100	4,566
Sage Group PLC	2,714	13,791
SAP AG	1,778	103,773

Total		251,929

Specialty Retail - 1.0%
Aoyama Trading Co. Ltd.	100	2,540
Belle International Holdings Ltd.	4,000	5,272
Billabong International Ltd.	277	3,674
Compagnie Financiere Richemont AG	1,054	69,659
Douglas Holding AG	63	3,924
DSG International PLC	3,489	9,602
Esprit Holdings Ltd.	2,000	31,792
Fast Retailing Co. Ltd.	100	5,766
[1]Grafton Group PLC	480	5,360
Hennes & Mauritz AB	930	58,668
Inchcape PLC	803	6,892
Inditex SA	442	29,700
Kesa Electricals PLC	1,280	7,183
Kingfisher PLC	4,601	16,771
Nitori Co. Ltd.	50	2,361
Sega Sammy Holdings, Inc.	300	3,992
Shimachu Co. Ltd.	100	2,644
Signet Group PLC	3,331	5,687
Travis Perkins PLC	240	7,554
USS Co. Ltd.	50	3,283
Yamada Denki Co. Ltd.	150	14,833

11

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Specialty Retail - (continued)
Yue Yuen Industrial Holdings Ltd.	1,000	$2,993

Total		300,150

Textiles & Apparel - 0.5%
Adidas AG	393	25,703
Bulgari SpA	400	6,279
Fiberweb PLC	212	255
Folli—Follie SA	50	2,033
Hermes International	135	15,148
LVMH Moet Hennessy Louis Vuitton SA	493	58,929
Puma AG Rudolf Dassler Sport	12	5,142
Swatch Group AG	64	20,943
Swatch Group AG-Registered Shares	98	6,258
Toyobo Co. Ltd.	1,000	2,340

Total		143,030

Tobacco - 0.9%
Altadis SA	521	36,549
British American Tobacco PLC	3,064	109,437
Imperial Tobacco Group PLC	1,350	61,676
Japan Tobacco, Inc.	9	49,391
Swedish Match AB	500	10,347

Total		267,400

Trading Companies & Distributors - 1.1%
Bunzl PLC	815	11,639
Electrocomponents PLC	910	4,726
Hagemeyer NV	1,320	6,081
Hitachi High-Technologies Corp.	100	2,287
Itochu Corp.	3,000	36,398
Marubeni Corp.	3,000	27,500
Mitsubishi Corp.	2,700	85,476
Mitsui & Co. Ltd.	3,000	72,795
Sojitz Corp.	1,800	7,828
Sumitomo Corp.	2,000	38,615
Toyota Tsusho Corp.	400	10,611
Wolseley PLC	1,287	21,685

Total		325,641

Transportation Infrastructure - 0.6%
Abertis Infraestructuras SA	467	14,561
[1]Asciano Group	945	7,505
Auckland International Airport Ltd.	1,654	3,917
Autostrade SpA	520	17,515
Brisa-Auto Estradas de Portugal SA	560	7,325
Cintra Concesiones de Infraestructuras de Transporte SA	535	8,124
Flughafen Wien AG	25	2,575
Kuehne & Nagel International AG	100	9,817
Macquarie Airports	1,383	5,326
Macquarie Infrastructure Group	5,315	14,682
Societe Des Autoroutes Paris-Rhin-Rhone	60	6,287
Transurban Group	2,215	14,316
Vinci SA	801	62,398

Total		174,348

Water Utilities—0.1%
Kelda Group PLC	537	9,437
Severn Trent PLC	441	12,676
Sociedad General de Aguas de Barcelona SA	99	3,751

Total		25,864

Wireless Telecommunication Services - 1.8%
Bouygues SA	448	38,530
Carphone Warehouse Group PLC	786	5,584
Cosmote Mobile Telecommunications SA	200	6,853
[1]Foxconn International Holdings Ltd.	4,000	10,966
KDDI Corp.	5	37,050
NTT DoCoMo, Inc.	31	44,216
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	205	3,043
Telstra Corp. Ltd.	2,957	7,488
Vodafone Group PLC	106,057	381,616

Total		535,346

Total Common Stocks - (Identified Cost $22,577,482)		28,263,435

Preferred Stocks - 0.3%

Automobiles - 0.2%
Porsche AG	17	36,008
Volkswagen AG	145	19,894

Total		55,902

Beverages - 0.0%
Ito En Ltd.	30	596

Electrical Equipment - 0.0%
Schindler Holding AG	100	6,297

Household Products - 0.1%
Henkel KGaA	367	18,832

Insurance 0.0%
Unipol SpA	1,787	5,590

Media—0.0%
ProSiebenSat.1 Media AG	140	4,387

Multi-Utilities—0.0%
RWE AG	70	7,858

Real Estate—0.0%
[1]Meinl European Land Ltd.	571	8,118

12

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Shares	Value
Preferred Stocks - (continued)

Total Preferred Stocks - (Identified Cost $68,157)		$107,580

Rights - 0.1%[1]
Capitalia SpA Rights, Exp. 10/3/07	3,234	0
Dowa Mining Co. Ltd. Rights, Exp. 1/29/10	1,000	9
EFG Eurobank Ergasius SA Rights, Exp. 10/2/07	9	7
Fortis NV Rights, Exp. 10/9/07	2,496	13,201
Newcrest Mining Ltd. Rights, Exp 10/4/07	229	2,149
Omega Pharma SA Rights, Exp. 10/3/07	39	0
Raiffeisen International Bank Holding AG Rights, Exp. 10/3/07	73	0
Wienerberger AG Rights, Exp. 10/11/07	130	0

Total Rights - (Identified Cost $13,717)		15,366

Mutual Fund - 0.5%

AIM Prime Fund
(At Net Asset Value)	138,682	138,682

Total Investments – 98.4%3 (Identified Cost $22,798,038)		28,525,063

Other Assets & Liabilities—Net – 1.6%		461,267

Total Net Assets—100.0%		$28,986,330

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)
[3]

At September 30, 2007, the cost of investments for federal tax purposes was $22,798,038. The net unrealized appreciation of investments for federal tax purposes was $5,727,025. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,489,193 and net unrealized depreciation from investments for those securities having an excess of cost over value of $762,168.

At September 30, 2007, the Portfolio had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
DJEuro Stoxx 50 Index	5	$313,578	December 2007	$13,531
FTSE 100 Index	1	$132,910	December 2007	$5,152
Topix Index	1	$141,242	December 2007	$9,210
MSCI EAFE Index	2	$232,560	December 2007	$11,700

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

The following table shows the percent of total long-term investments by geographic location as of September 30, 2007:

United Kingdom	21.9%
Japan	20.2%
France	9.3%
Germany	8.4%
Australia	6.5%
Switzerland	6.4%
Spain	4.1%
Italy	3.7%
Netherlands	3.7%
Sweden	2.5%
Finland	1.9%
Hong Kong	1.6%
Belgium	1.1%

13

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

Singapore	1.1%
Denmark	1.0%
Norway	1.0%
Greece	0.8%
Ireland	0.7%
Luxembourg	0.6%
Austria	0.5%
United States	0.5%
Portugal	0.3%
Bermuda	0.3%
Cayman Islands	0.2%
New Zealand	0.1%
Other assets and liabilities	1.6%

Total net assets	100.0%

14

AARP Portfolios

U.S. Bond Market Portfolio

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
Asset-Backed Securities - 0.7%

Capital One Multi-Asset Execution Trust, 4.900%, 12/15/2017	$25,000	$23,841
Citibank Credit Card Issuance Trust 2006-A2, 4.850%, 2/10/2011	100,000	100,006
Citibank Credit Card Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	14,630
Countrywide Asset-Backed Certificates, 4.454%, 11/25/2035	20,000	19,628
Countrywide Asset-Backed Certificates, 5.810%, 11/25/2036	50,000	49,293
Detroit Edison Securitization Funding LLC, 6.190%, 3/1/2013	25,000	25,639
Honda Auto Receivables Owner Trust, 4.930%, 3/18/2011	50,000	49,904
MBNA Master Credit Card Trust USA, 5.900%, 8/15/2011	25,000	25,400
PSE&G Transition Funding LLC, 6.750%, 6/15/2016	10,000	10,685
Residential Asset Securities Corp., 3.870%, 5/25/2033	22,519	21,180
TXU Electric Delivery Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	49,620

Total Asset-Backed Securities - (Identified Cost $391,973)		389,826

Corporate Bonds – 17.6%

Consumer Discretionary - 2.0%
Anheuser-Busch Cos, Inc., 6.450%, 9/1/2037	25,000	26,070
CBS Corp., 7.875%, 7/30/2030	30,000	32,550
Coca-Cola Enterprises, Inc., 6.750%, 9/15/2028	25,000	26,737
Comcast Corp., 5.900%, 3/15/2016	50,000	49,821
Comcast Corp., 6.450%, 3/15/2037	25,000	24,761
Comcast Corp., 6.950%, 8/15/2037	50,000	52,650
Costco Wholesale Corp., 5.500%, 3/15/2017	50,000	49,008
COX Communications, Inc., 4.625%, 1/15/2010	50,000	49,435
DaimlerChrysler North America Holdings, 8.500%, 1/18/2031	25,000	31,077
DaimlerChrysler North America Holdings, 7.200%, 9/1/2009	50,000	51,815
DaimlerChrysler North America Holdings Senior Note, 6.500%, 11/15/2013	50,000	51,911
Home Depot, Inc., 5.400%, 3/1/2016	50,000	46,923
Lowe’s Cos, Inc., 5.800%, 10/15/2036	25,000	22,385
May Department Stores Co., 6.700%, 7/15/2034	25,000	23,064
News America Holdings, Inc., 9.250%, 2/1/2013	60,000	69,564
News America, Inc. Senior Note, 6.150%, 3/1/2037	25,000	23,391
Target Corp. Note, 5.875%, 3/1/2012	50,000	51,245
[1] Time Warner Cable, Inc., 5.850%, 5/1/2017	50,000	48,698
Time Warner, Inc., 5.875%, 11/15/2016	25,000	24,500
Time Warner, Inc., 7.700%, 5/1/2032	50,000	55,060
Viacom, Inc. Senior Note, 5.750%, 4/30/2011	100,000	101,048
Wal-Mart Stores, Inc., 4.125%, 7/1/2010	50,000	49,019
Wal-Mart Stores, Inc., 5.000%, 4/5/2012	100,000	99,892
Wal-Mart Stores, Inc., 5.250%, 9/1/2035	25,000	22,000

Total		1,082,624

Consumer Staples - 0.8%
Archer-Daniels-Midland Co., 7.000%, 2/1/2031	25,000	27,861
ConAgra Foods, Inc., 7.000%, 10/1/2028	25,000	26,318
CVS Caremark Corp., 6.250%, 6/1/2027	25,000	24,295
General Mills, Inc., 6.000%, 2/15/2012	50,000	51,159
H.J. Heinz Finance Co., 6.000%, 3/15/2012	25,000	25,492
Hershey Co., 4.850%, 8/15/2015	25,000	23,485
Kraft Foods, Inc., 6.250%, 6/1/2012	50,000	51,674
Kroger Co., 5.500%, 2/1/2013	50,000	50,082
Procter & Gamble Co., 5.550%, 3/5/2037	25,000	23,969

1

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)

Consumer Staples - (continued)
Procter & Gamble Co. Global Note, 6.875%, 9/15/2009	$100,000	$103,998

Total		408,333

Energy - 1.2%
Anadarko Petroleum Corp., 5.950%, 9/15/2016	25,000	24,803
Apache Corp., 6.000%, 1/15/2037	50,000	48,292
Appalachian Power Co., 5.000%, 6/1/2017	10,000	9,271
Boardwalk Pipelines LLC, 5.500%, 2/1/2017	20,000	19,354
ConocoPhillips, 6.375%, 3/30/2009	50,000	51,160
ConocoPhillips Canada Funding Co., 5.625%, 10/15/2016	50,000	49,894
ConocoPhillips Canada Funding Co., 5.950%, 10/15/2036	25,000	24,879
EnCana Corp., 4.750%, 10/15/2013	25,000	23,821
Enterprise Products Operating LP, 4.625%, 10/15/2009	50,000	49,605
Enterprise Products Operating LP, 6.875%, 3/1/2033	10,000	10,255
FirstEnergy Corp., 6.450%, 11/15/2011	25,000	25,870
FirstEnergy Corp., 7.375%, 11/15/2031	20,000	21,951
Hess Corp., 7.300%, 8/15/2031	25,000	27,486
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013	25,000	23,885
Kinder Morgan Energy Partners LP, 6.000%, 2/1/2017	25,000	24,760
Marathon Oil Corp., 6.600%, 10/1/2037	25,000	25,646
Murphy Oil Corp., 6.375%, 5/1/2012	25,000	26,063
Pemex Project Funding Master Trust, 6.625%, 6/15/2035	25,000	25,887
Petro-Canada, 7.000%, 11/15/2028	25,000	26,864
Plains All American Pipeline LP, 6.650%, 1/15/2037	25,000	24,949
TransCanada Pipelines Ltd., 9.875%, 1/1/2021	25,000	33,475
Valero Energy Corp., 7.500%, 4/15/2032	25,000	27,504
XTO Energy, Inc., 6.100%, 4/1/2036	25,000	24,261

Total		649,935

Financials - 7.9%
Allstate Corp., 5.950%, 4/1/2036	25,000	23,927
American General Finance Corp., 5.400%, 12/1/2015	20,000	19,184
American International Group, Inc., 6.250%, 5/1/2036	25,000	25,452
Ameritech Capital Funding, 6.550%, 1/15/2028	20,000	19,570
Archstone-Smith Operating Trust, 5.750%, 3/15/2016	25,000	24,715
BAC Capital Trust XI, 6.625%, 5/23/2036	25,000	25,523
Bank of America NA, 5.300%, 3/15/2017	50,000	48,589
Bank of America NA, 6.000%, 10/15/2036	25,000	24,611
Bank of New York, 5.050%, 3/3/2009	100,000	99,615
BB&T Corp., 5.250%, 11/1/2019	25,000	23,421
Bear Stearns Cos, Inc., 5.300%, 10/30/2015	30,000	28,109
Berkshire Hathaway Finance Corp., 4.850%, 1/15/2015	10,000	9,614
Capital One Capital IV, 6.745%, 2/17/2037	25,000	22,356
Chubb Corp., 6.000%, 11/15/2011	10,000	10,158
Cincinnati Financial Corp., 6.920%, 5/15/2028	10,000	10,672
CIT Group, Inc., 5.000%, 2/1/2015	25,000	22,741
Citigroup, Inc., 3.625%, 2/9/2009	100,000	98,272
Citigroup, Inc., 4.125%, 2/22/2010	100,000	98,272
Citigroup, Inc., 5.000%, 9/15/2014	100,000	96,531
Citigroup, Inc., 5.850%, 12/11/2034	50,000	48,378
Citigroup, Inc. Global Senior Note, 6.500%, 1/18/2011	100,000	104,055
CNA Financial Corp., 6.000%, 8/15/2011	25,000	25,295

2

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)

Financials - (continued)
Countrywide Financial Corp., 4.500%, 6/15/2010	$50,000	$45,090
Countrywide Financial Corp., 5.800%, 6/7/2012	25,000	23,640
Credit Suisse USA, Inc., 5.125%, 8/15/2015	100,000	96,515
Credit Suisse USA, Inc., 5.250%, 3/2/2011	50,000	50,183
Devon Financing Corp. ULC, 6.875%, 9/30/2011	50,000	52,901
Discover Financial Services, 6.450%, 6/12/2017	25,000	24,683
Duke Capital LLC, 5.500%, 3/1/2014	15,000	14,639
General Electric Insurance Solutions Corp., 7.000%, 2/15/2026	50,000	53,228
General Electric Capital Corp., 4.000%, 2/17/2009	50,000	49,369
General Electric Capital Corp., 5.400%, 2/15/2017	50,000	49,167
General Electric Capital Corp., 5.875%, 2/15/2012	50,000	51,365
General Electric Capital Corp., 6.750%, 3/15/2032	35,000	38,654
Genworth Financial, Inc., 4.750%, 6/15/2009	10,000	9,936
Goldman Sachs Group, Inc., 3.875%, 1/15/2009	100,000	98,631
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	50,000	48,080
Goldman Sachs Group, Inc., 5.950%, 1/15/2027	30,000	28,497
Goldman Sachs Group, Inc., 6.125%, 2/15/2033	25,000	24,575
Goldman Sachs Group, Inc., 6.345%, 2/15/2034	15,000	14,019
Goldman Sachs Group, Inc., 6.875%, 1/15/2011	50,000	52,369
Goldman Sachs Group, Inc., 7.800%, 1/28/2010	10,000	10,545
HSBC Finance Corp., 4.125%, 12/15/2008	100,000	98,945
HSBC Finance Corp., 5.000%, 6/30/2015	25,000	23,729
HSBC Finance Corp., 6.375%, 11/27/2012	100,000	103,575
Inter-American Development Bank, 5.000%, 4/5/2011	100,000	101,772
International Lease Finance Corp., 5.450%, 3/24/2011	100,000	100,020
International Lease Finance Corp., 5.650%, 6/1/2014	50,000	49,511
iStar Financial, Inc., 5.650%, 9/15/2011	25,000	23,783
JP Morgan Chase Capital XV, 5.875%, 3/15/2035	25,000	22,531
JP Morgan Chase Capital XVIII, 6.950%, 8/17/2036	25,000	24,651
JPMorgan Chase & Co., 6.625%, 3/15/2012	100,000	105,068
JPMorgan Chase & Co., 7.000%, 11/15/2009	100,000	103,871
Lazard Group, 6.850%, 6/15/2017	50,000	49,514
Lehman Brothers Holdings, Inc., 5.500%, 4/4/2016	50,000	47,233
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037	25,000	24,877
Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	25,000	26,388
Liberty Property LP, 6.625%, 10/1/2017	50,000	49,997
Marsh & McLennan Cos, Inc., 7.125%, 6/15/2009	25,000	25,857
Marshall & Ilsley Corp., 5.350%, 4/1/2011	50,000	50,062
Merrill Lynch & Co., Inc., 4.500%, 11/4/2010	100,000	97,509
Merrill Lynch & Co., Inc., 5.000%, 2/3/2014	50,000	47,978
Merrill Lynch & Co., Inc., 5.700%, 5/2/2017	50,000	48,700
MetLife, Inc., 5.000%, 6/15/2015	50,000	47,743
MetLife, Inc., 5.700%, 6/15/2035	10,000	9,271
MetLife, Inc., 6.125%, 12/1/2011	10,000	10,370
MetLife, Inc., 6.400%, 12/15/2036	25,000	23,847
Morgan Stanley, 5.375%, 10/15/2015	100,000	96,129
Morgan Stanley, 5.625%, 1/9/2012	100,000	100,886
PNC Bank NA, 4.875%, 9/21/2017	50,000	46,090
PNC Funding Corp., 5.625%, 2/1/2017	50,000	48,955
Principal Life Income Funding Trusts, 5.125%, 3/1/2011	100,000	102,274
Prologis, 5.500%, 4/1/2012	50,000	49,479
Prudential Financial, Inc., 4.500%, 7/15/2013	50,000	47,647

3

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)

Financials - (continued)
Realty Income Corp., 5.950%, 9/15/2016	$25,000	$24,399
Simon Property Group LP, 5.100%, 6/15/2015	25,000	23,531
SLM Corp., 5.400%, 10/25/2011	25,000	23,328
Sovereign Bank, 5.125%, 3/15/2013	25,000	23,857
Transatlantic Holdings, Inc., 5.750%, 12/14/2015	20,000	20,082
Travelers Cos, Inc., 5.500%, 12/1/2015	25,000	24,457
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,150
Vornado Realty LP, 5.600%, 2/15/2011	25,000	24,996
Wachovia Bank NA, 4.875%, 2/1/2015	50,000	47,368
Wachovia Corp., 5.625%, 10/15/2016	50,000	49,475
Washington Mutual Bank, 5.500%, 1/15/2013	100,000	96,485
Wells Fargo Bank NA, 5.750%, 5/16/2016	100,000	101,031
Western Union Co., 5.400%, 11/17/2011	50,000	49,951
Western Union Co., 5.930%, 10/1/2016	35,000	34,581
Willis North America, Inc., 5.625%, 7/15/2015	25,000	23,857

Total		4,173,956

Health Care - 0.8%
Abbott Laboratories, 5.600%, 5/15/2011	50,000	50,969
Aetna, Inc., 6.625%, 6/15/2036	35,000	35,716
AmerisourceBergen Corp., 5.875%, 9/15/2015	10,000	9,830
[1] Amgen, Inc., 5.850%, 6/1/2017	25,000	24,807
[1] Amgen, Inc., 6.375%, 6/1/2037	25,000	24,767
Baxter International, Inc., 4.625%, 3/15/2015	10,000	9,371
Baxter International, Inc., 5.900%, 9/1/2016	50,000	50,497
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	25,000	23,925
Eli Lilly & Co., 5.200%, 3/15/2017	50,000	48,707
Johnson & Johnson, 4.950%, 5/15/2033	10,000	8,952
Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	10,000	9,731
Teva Pharmaceutical Finance LLC, 6.150%, 2/1/2036	10,000	9,532
UnitedHealth Group, Inc., 5.250%, 3/15/2011	50,000	50,271
Wyeth, 5.500%, 2/15/2016	25,000	24,531
Wyeth, 7.250%, 3/1/2023	25,000	27,782

Total		409,388

Industrials - 1.3%
Boeing Capital Corp. Ltd., 6.500%, 2/15/2012	50,000	52,762
Burlington Northern Santa Fe Corp., 5.900%, 7/1/2012	50,000	51,313
Canadian Pacific Railway Co., 5.950%, 5/15/2037	25,000	23,161
Caterpillar Financial Services Corp., 5.125%, 10/12/2011	50,000	49,873
Caterpillar, Inc., 6.625%, 7/15/2028	10,000	10,668
CSX Corp., 6.250%, 3/15/2018	25,000	25,114
Dun & Bradstreet Corp., 5.500%, 3/15/2011	50,000	50,615
Emerson Electric Co., 5.375%, 10/15/2017	25,000	24,507
FedEx Corp., 5.500%, 8/15/2009	20,000	20,232
Honeywell International, Inc., 5.400%, 3/15/2016	25,000	24,790
Honeywell International, Inc., 5.700%, 3/15/2036	25,000	23,672
Honeywell International, Inc., 7.500%, 3/1/2010	50,000	53,024
John Deere Capital Corp., 4.875%, 3/16/2009	50,000	49,933
Lockheed Martin Corp., 7.750%, 5/1/2026	25,000	29,241
Norfolk Southern Corp., 7.700%, 5/15/2017	10,000	11,187
Norfolk Southern Corp., 7.800%, 5/15/2027	15,000	17,093
Northrop Grumman Corp., 7.750%, 2/15/2031	15,000	17,651
Pitney Bowes, Inc., 5.750%, 9/15/2017	25,000	25,021
[1] Tyco Electronics Group SA, 6.000%, 10/1/2012	50,000	50,426
Tyco International Group SA, 6.000%, 11/15/2013	25,000	25,267
Waste Management, Inc., 6.375%, 11/15/2012	25,000	25,972

Total		661,522

4

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)

Information Technology – 0.7%
Cisco Systems, Inc., 5.250%, 2/22/2011	$100,000	$101,008
Electronic Data Systems Corp., 6.500%, 8/1/2013	25,000	25,254
Hewlett-Packard Co., 5.250%, 3/1/2012	25,000	25,131
International Business Machines Corp., 5.700%, 9/14/2017	50,000	50,269
Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/2016	50,000	48,767
Science Applications International Corp., 6.250%, 7/1/2012	20,000	20,705
United Technologies Corp., 6.050%, 6/1/2036	25,000	25,422
Xerox Corp., 5.500%, 5/15/2012	50,000	49,572

Total		346,128

Materials - 0.5%
Alcoa, Inc., 5.900%, 2/1/2027	25,000	23,504
Alcoa, Inc., 7.375%, 8/1/2010	25,000	26,545
Dow Chemical Co., 6.000%, 10/1/2012	50,000	51,308
EI Du Pont de Nemours & Co., 5.600%, 12/15/2036	25,000	22,627
Falconbridge Ltd., 5.500%, 6/15/2017	25,000	24,332
Vale Overseas Ltd., 6.875%, 11/21/2036	50,000	51,763
Weyerhaeuser Co., 7.375%, 3/15/2032	50,000	50,310

Total		250,389

Telecommunication Services - 1.1%
AT&T, Inc., 6.150%, 9/15/2034	25,000	24,794
AT&T, Inc., 6.800%, 5/15/2036	25,000	26,844
AT&T Wireless Services, Inc., 8.125%, 5/1/2012	50,000	55,496
BellSouth Corp., 5.200%, 9/15/2014	30,000	29,242
BellSouth Corp., 6.000%, 11/15/2034	10,000	9,658
EMBARQ Corp., 6.738%, 6/1/2013	50,000	52,047
SBC Communications, Inc. Global Note, 6.250%, 3/15/2011	50,000	51,491
Sprint Capital Corp., 6.125%, 11/15/2008	100,000	100,763
Sprint Capital Corp., 7.625%, 1/30/2011	100,000	106,110
Sprint Nextel Corp., 6.000%, 12/1/2016	25,000	24,055
Verizon Communications, Inc., 5.550%, 2/15/2016	50,000	49,588
Verizon Global Funding Corp., 5.850%, 9/15/2035	10,000	9,585
Verizon Global Funding Corp., 7.750%, 12/1/2030	25,000	29,001
Verizon New England, Inc.,, 6.500%, 9/15/2011	30,000	31,113

Total		599,787

Utilities - 1.3%
Arizona Public Service Co., 6.500%, 3/1/2012	10,000	10,370
Carolina Power & Light Co., 5.125%, 9/15/2013	10,000	9,805
Cincinnati Gas & Electric, 5.700%, 9/15/2012	50,000	50,660
Columbus Southern Power Co., 6.600%, 3/1/2033	25,000	25,836
Commonwealth Edison Co., 5.900%, 3/15/2036	25,000	23,486
Consolidated Edison Co. of New York, 4.875%, 2/1/2013	50,000	48,588
Consolidated Edison Co. of New York, Inc., 6.300%, 8/15/2037	25,000	25,156
Constellation Energy Group, 7.000%, 4/1/2012	50,000	52,825
Dominion Resources, Inc., 5.150%, 7/15/2015	15,000	14,283
Exelon Corp., 4.450%, 6/15/2010	25,000	24,462
Exelon Corp., 5.625%, 6/15/2035	15,000	13,476
Florida Power & Light Co., 4.950%, 6/1/2035	25,000	21,347
MidAmerican Energy Co., 6.750%, 12/30/2031	10,000	10,641
MidAmerican Funding LLC, 6.927%, 3/1/2029	25,000	27,246
National Rural Utilities Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	106,797
Nisource Finance Corp., 6.400%, 3/15/2018	25,000	25,231

5

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)

Utilities - (continued)
Oneok, Inc., 5.200%, 6/15/2015	$25,000	$23,847
Pacific Gas & Electric Co., 3.600%, 3/1/2009	50,000	48,933
Pacific Gas & Electric Co., 6.050%, 3/1/2034	15,000	14,779
Public Service Co. of Colorado, 6.250%, 9/1/2037	10,000	10,186
Puget Sound Energy, Inc., 6.274%, 3/15/2037	25,000	24,541
Sempra Energy, 7.950%, 3/1/2010	25,000	26,472
TXU Electric Delivery Co., 7.000%, 5/1/2032	25,000	25,253
Virginia Electric and Power Co., 5.400%, 1/15/2016	50,000	48,395

Total		712,615

Total Corporate Bonds - (Identified Cost $9,378,761)		9,294,677

International Debt - 4.4%

Abbey National PLC, 7.950%, 10/26/2029	25,000	30,417
Alcan, Inc., 5.200%, 1/15/2014	50,000	49,091
America Movil SA de CV, 5.750%, 1/15/2015	15,000	14,995
AstraZeneca PLC, 6.450%, 9/15/2037	25,000	26,061
BHP Billiton Finance Ltd., 5.125%, 3/29/2012	25,000	24,972
BHP Billiton Finance Ltd., 5.000%, 12/15/2010	25,000	25,061
British Telecommunications PLC, 8.625%, 12/15/2010	50,000	55,086
British Telecommunications PLC, 9.125%, 12/15/2030	25,000	33,198
Canadian National Railway Co., 6.200%, 6/1/2036	25,000	24,528
Deutsche Bank AG, 6.000%, 9/1/2017	50,000	50,902
Deutsche Telekom International Finance BV, 8.250%, 6/15/2030	25,000	30,691
Diageo Finance BV, 5.300%, 10/28/2015	50,000	48,567
Eksportfinans ASA, 5.000%, 2/14/2012	100,000	101,236
European Investment Bank, 4.125%, 9/15/2010	50,000	49,689
European Investment Bank, 4.500%, 2/17/2009	50,000	50,117
European Investment Bank, 4.625%, 5/15/2014	100,000	97,937
European Investment Bank, 4.875%, 2/16/2016	50,000	49,359
Export-Import Bank Of Korea (KEXIM), 5.125%, 2/14/2011	25,000	24,993
France Telecom SA, 7.750%, 3/1/2011	100,000	107,573
HSBC Holdings PLC, 6.500%, 5/2/2036	25,000	25,341
Hydro Quebec, 6.300%, 5/11/2011	25,000	26,259
International Bank for Reconstruction & Development, 7.625%, 1/19/2023	25,000	31,600
Israel Government International Bond, 5.500%, 11/9/2016	25,000	24,938
Italy Government International Bond, 4.500%, 1/21/2015	100,000	96,646
Italy Government International Bond, 5.625%, 6/15/2012	100,000	103,887
Italy, Republic of,, 6.875%, 9/27/2023	25,000	28,018
Kreditanstalt fuer Wiederaufbau, 4.875%, 1/17/2017	100,000	98,971
Landwirtschaftliche Rentenbank, 4.875%, 2/14/2011	100,000	101,026
Mexico Government International Bond, 6.625%, 3/3/2015	25,000	26,813
Mexico Government International Bond, 6.750%, 9/27/2034	20,000	21,800
Mexico Government International Bond, 8.300%, 8/15/2031	50,000	64,200
Nexen, Inc., 5.875%, 3/10/2035	25,000	22,972
Oesterreichische Kontrollbank AG, 4.875%, 2/16/2016	100,000	98,584
Province of Nova Scotia Canada, 5.125%, 1/26/2017	50,000	50,184
Province of Ontario Canada, 5.000%, 10/18/2011	100,000	101,193

6

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
International Debt - (continued)

Province of Quebec Canada, 4.600%, 5/26/2015	$50,000	$48,510
Province of Quebec Canada, 7.500%, 9/15/2029	10,000	12,482
Region of Lombardy Italy, 5.804%, 10/25/2032	50,000	51,274
Republic of Korea, 4.875%, 9/22/2014	25,000	24,381
Royal Bank of Canada, 3.875%, 5/4/2009	30,000	29,730
Royal Bank of Scotland Group PLC, 7.648%, 8/31/2049	25,000	26,230
Svensk Exportkredit AB, 4.625%, 2/17/2009	50,000	50,094
Telecom Italia Capital SA, 6.375%, 11/15/2033	50,000	48,404
Telefonica Emisiones SAU, 5.984%, 6/20/2011	50,000	50,912
Telefonica Emisiones SAU, 6.221%, 7/3/2017	25,000	25,301
Thomson Corp. Note, 5.700%, 10/1/2014	75,000	74,413
Vodafone Group PLC, 6.150%, 2/27/2037	25,000	24,069
Vodafone Group PLC, 7.875%, 2/15/2030	25,000	28,751
Weatherford International Ltd., 5.500%, 2/15/2016	25,000	24,177

Total International Debt - (Identified Cost $2,333,035)		2,335,633

Mortgage-Backed Securities – 37.2%

Federal National Mortgage Association 30 YR, 6.000%-7.000%	350,000	355,109
Federal National Mortgage Association, 4.000%—6.500%, 6/1/2019 – 8/1/2037	11,752,813	11,570,084
Federal Home Loan Mortgage Corporation, 5.688%, 4/1/2037	95,985	95,313
Federal Home Loan Mortgage Corporation, 4.500%—7.000%, 5/1/2020—8/1/2037	5,453,479	5,335,638
Federal Home Loan Mortgage Corporation GOLD 15 YR, 6.000%	100,000	101,266
Federal Home Loan Mortgage Corporation GOLD 30 YR, 6.000%—6.500%	450,000	452,180
Government National Mortgage Association 30 YR, 6.000%	200,000	201,281
Government National Mortgage Association, 4.500%—6.500%, 4/15/2036—8/15/2037	1,541,937	1,524,234

Total Mortgage-Backed Securities - (Identified Cost $19,657,103)		19,635,105

U.S. Treasury - 22.1%

U.S. Treasury Bonds - 6.2%
4.500%, 2/15/2036	125,000	118,545
4.750%, 2/15/2037	90,000	88,784
5.250%, 2/15/2029	40,000	41,938
6.125%, 8/15/2029	75,000	87,516
6.250%, 8/15/2023	300,000	344,742
6.250%, 5/15/2030	75,000	89,180
6.375%, 8/15/2027	120,000	142,434
6.750%, 8/15/2026	160,000	196,250
6.875%, 8/15/2025	200,000	246,750
7.125%, 2/15/2023	140,000	173,797
7.250%, 5/15/2016	100,000	119,070
7.500%, 11/15/2016	50,000	60,754
8.000%, 11/15/2021	270,000	356,189
8.500%, 2/15/2020	130,000	174,779
8.750%, 5/15/2017	215,000	283,229
8.750%, 8/15/2020	80,000	110,038
8.875%, 2/15/2019	100,000	136,109
8.875%, 8/15/2017	150,000	199,922
9.125%, 5/15/2018	70,000	95,878
9.250%, 2/15/2016	135,000	179,223

Total		3,245,127

U.S. Treasury Notes - 15.9%
3.125%, 4/15/2009	225,000	222,311
3.500%, 8/15/2009 250,000 248,008
3.625%, 1/15/2010	280,000	277,944
3.875%, 5/15/2009	400,000	399,594
4.000%, 2/15/2015	900,000	875,884
4.000%, 4/15/2010	200,000	200,078
4.250%, 1/15/2011	975,000	981,323
4.250%, 8/15/2014	100,000	99,328
4.375%, 11/15/2008	225,000	225,949
4.375%, 12/15/2010	175,000	176,846
4.500%, 2/15/2009	50,000	50,355
4.500%, 3/31/2009	200,000	201,609
4.500%, 4/30/2009	275,000	277,407
4.500%, 2/28/2011	100,000	101,430
4.500%, 9/30/2011	100,000	101,367
4.500%, 3/31/2012	525,000	531,522
4.500%, 4/30/2012	150,000	151,887

7

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
U.S. Treasury - (continued)

U.S. Treasury Notes - (continued)
4.625%, 12/31/2011	$500,000	$508,906
4.625%, 2/15/2017	125,000	125,615
4.750%, 3/31/2011	200,000	204,438
4.750%, 5/31/2012	100,000	102,305
4.875%, 1/31/2009	400,000	404,719
4.875%, 5/15/2009	650,000	659,496
4.875%, 4/30/2011	250,000	256,543
4.875%, 5/31/2011	100,000	102,656
4.875%, 6/30/2012	175,000	179,949
5.125%, 6/30/2011	250,000	258,770
5.125%, 5/15/2016	150,000	156,340
6.000%, 8/15/2009	300,000	311,039

Total		8,393,618

Total U.S. Treasury - (Identified Cost $11,454,457)		11,638,745

U.S. Government Agencies – 9.8%

Federal Farm Credit Bank, 4.750%, 5/7/2010	50,000	50,412
Federal Farm Credit Bank, 4.875%, 1/17/2017	100,000	99,335
Federal Farm Credit Bank, 5.125%, 8/25/2016	25,000	25,385
Federal Farm Credit Bank, 5.250%, 8/3/2009	50,000	50,755
Federal Farm Credit Bank, 5.375%, 7/18/2011	100,000	102,975
Federal Home Loan Bank of Chicago, 5.625%, 6/13/2016	50,000	51,592
Federal Home Loan Bank System, 4.375%, 10/22/2010	100,000	99,853
Federal Home Loan Bank System, 4.625%, 11/21/2008	550,000	550,630
Federal Home Loan Bank System, 4.750%, 4/24/2009	100,000	100,496
Federal Home Loan Bank System, 4.875%, 11/19/2008	50,000	50,192
Federal Home Loan Bank System, 4.875%, 11/18/2011	200,000	202,343
Federal Home Loan Bank System, 5.000%, 10/16/2009	50,000	50,247
Federal Home Loan Bank System, 5.125%, 8/14/2013	50,000	51,056
Federal Home Loan Bank System, 5.250%, 6/5/2017	50,000	51,040
Federal Home Loan Bank System, 5.330%, 3/6/2012	100,000	101,056
Federal Home Loan Bank System, 5.375%, 7/17/2009	100,000	101,677
Federal Home Loan Bank System, 5.500%, 5/21/2009	100,000	100,058
Federal Home Loan Bank System, 5.500%, 5/14/2010	100,000	100,117
Federal Home Loan Bank System, 5.500%, 7/15/2036	25,000	25,864
Federal Home Loan Bank System, 5.550%, 10/19/2009	100,000	100,054
Federal Home Loan Bank System, 5.625%, 5/8/2012	50,000	50,063
Federal Home Loan Bank System, 5.700%, 5/7/2012	50,000	50,011
Federal Home Loan Mortgage Corp., 4.500%, 1/15/2015	100,000	98,035
Federal Home Loan Mortgage Corp., 4.750%, 3/5/2012	100,000	100,672
Federal Home Loan Mortgage Corp., 4.750%, 11/17/2015	200,000	198,069
Federal Home Loan Mortgage Corp., 4.875%, 2/17/2009	100,000	100,552
Federal Home Loan Mortgage Corp., 4.875%, 11/15/2013	50,000	50,367
Federal Home Loan Mortgage Corp., 5.000%, 2/16/2017	100,000	100,300
Federal Home Loan Mortgage Corp., 5.250%, 2/24/2011	50,000	50,535
Federal Home Loan Mortgage Corp., 5.250%, 10/1/2012	100,000	100,350
Federal Home Loan Mortgage Corp., 5.250%, 4/18/2016	100,000	102,250
Federal Home Loan Mortgage Corp., 5.550%, 4/16/2012	50,000	50,273
Federal Home Loan Mortgage Corp., 6.000%, 7/6/2017	25,000	25,477
Federal Home Loan Mortgage Corp., 6.000%, 10/20/2021	25,000	25,319

8

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
U.S. Government Agencies - (continued)

Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	$30,000	$34,198
Federal Home Loan Mortgage Corp., 6.750%, 3/15/2031	25,000	30,043
Federal National Mortgage Association, 3.250%, 2/15/2009	150,000	147,615
Federal National Mortgage Association, 4.375%, 10/15/2015	75,000	72,804
Federal National Mortgage Association, 4.625%, 10/15/2013	50,000	49,755
Federal National Mortgage Association, 4.750%, 12/15/2010	550,000	555,277
Federal National Mortgage Association, 4.875%, 5/18/2012	50,000	50,620
Federal National Mortgage Association, 5.000%, 3/15/2016	75,000	75,423
Federal National Mortgage Association, 5.200%, 11/20/2009	100,000	100,434
Federal National Mortgage Association, 5.250%, 1/29/2009	100,000	100,153
Federal National Mortgage Association, 5.375%, 6/12/2017	50,000	51,515
Federal National Mortgage Association, 5.500%, 1/23/2012	50,000	50,164
Federal National Mortgage Association, 5.550%, 2/16/2017	50,000	50,485
Federal National Mortgage Association, 5.625%, 5/19/2011	50,000	50,375
Federal National Mortgage Association, 5.625%, 7/15/2037	25,000	26,383
Federal National Mortgage Association, 5.800%, 2/9/2026	25,000	25,024
Federal National Mortgage Association, 6.000%, 5/15/2011	100,000	105,082
Federal National Mortgage Association, 6.000%, 9/26/2013	25,000	25,083
Federal National Mortgage Association, 6.000%, 2/28/2017	50,000	50,160
Federal National Mortgage Association, 6.070%, 5/12/2016	50,000	50,423
Federal National Mortgage Association, 6.250%, 2/1/2011	50,000	52,552
Federal National Mortgage Association, 7.125%, 1/15/2030	75,000	93,282
Federal National Mortgage Association, 7.250%, 5/15/2030	35,000	44,229
Financing Corp.66, 9.650%, 11/2/2018	25,000	34,668
Tennessee Valley Authority, 5.500%, 7/18/2017	25,000	25,812
Tennessee Valley Authority, 6.150%, 1/15/2038	25,000	28,090
Tennessee Valley Authority, 6.750%, 11/1/2025	25,000	29,362

Total U.S. Government Agencies - (Identified Cost $5,133,085)		5,176,421

Commercial Mortgage-Backed Securities - 5.8%

Banc of America Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	59,985
Banc of America Commercial Mortgage, Inc., 5.356%, 10/10/2045	100,000	98,917
Banc of America Commercial Mortgage, Inc., 5.400%, 10/10/2045	20,000	20,014
Banc of America Commercial Mortgage, Inc., 5.838%, 6/10/2049	125,000	125,879
Bear Stearns Commercial Mortgage Securities, 4.740%, 3/13/2040	40,000	38,990
Bear Stearns Commercial Mortgage Securities, 4.978%, 7/11/2042	200,000	194,693
Bear Stearns Commercial Mortgage Securities, 5.405%, 12/11/2040	50,000	49,740

9

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
Commercial Mortgage-Backed Securities - (continued)

Bear Stearns Commercial Mortgage Securities, 7.080%, 7/15/2031	$49,223	$50,465
Chase Commercial Mortgage Securities Corp., 7.319%, 10/15/2032	25,000	26,321
Citigroup Commercial Mortgage Trust, 5.915%, 3/15/2049	25,000	23,952
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.400%, 7/15/2044	50,000	48,810
Commercial Mortgage Pass Through Certificates, 5.347%, 12/10/2046	50,000	48,540
Commercial Mortgage Pass Through Certificates, 5.900%, 6/10/2046	50,000	50,906
Credit Suisse Mortgage Capital Certificates, 6.021%, 6/15/2038	100,000	102,647
CS First Boston Mortgage Securities Corp., 4.730%, 7/15/2037	20,000	18,823
CS First Boston Mortgage Securities Corp., 5.230%, 12/15/2040	50,000	49,351
CS First Boston Mortgage Securities Corp., 5.416%, 5/15/2036	35,000	34,937
CS First Boston Mortgage Securities Corp., 6.387%, 8/15/2036	25,000	26,090
CS First Boston Mortgage Securities Corp., 6.480%, 5/17/2040	7,708	7,749
CW Capital Cobalt Ltd., 5.484%, 4/15/2047	25,000	24,764
G.E. Capital Commercial Mortgage Corp., 5.189%, 7/10/2039	150,000	147,856
GMAC Commercial Mortgage Securities, Inc., 6.465%, 4/15/2034	25,000	26,041
GMAC Commercial Mortgage Securities, Inc., 6.957%, 9/15/2035	20,000	21,054
Greenwich Capital Commercial Funding Corp., 5.224%, 4/10/2037	100,000	98,737
GS Mortgage Securities Corp. II, 4.761%, 7/10/2039	15,000	14,335
GS Mortgage Securities Corp. II, 5.396%, 8/10/2038	100,000	99,685
JP Morgan Chase Commercial Mortgage Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	99,825
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	49,408
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, 5.503%, 1/15/2049	50,000	47,916
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	101,691
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	19,543
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	48,351
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	34,427
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	19,411
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM, 5.000%, 10/15/2042	15,000	14,367
LB-UBS Commercial Mortgage Trust, 4.361%, 1/15/2029	50,000	48,138
LB-UBS Commercial Mortgage Trust, 5.018%, 2/15/2031	37,180	37,163
LB-UBS Commercial Mortgage Trust, 5.084%, 2/15/2031	25,000	25,017

10

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2007 (Unaudited)

Portfolio of investments

	Par Amount	Value
Commercial Mortgage-Backed Securities - (continued)

LB-UBS Commercial Mortgage Trust, 5.139%, 2/15/2031	$20,000	$19,742
LB-UBS Commercial Mortgage Trust, 5.207%, 2/15/2031	20,000	19,855
LB-UBS Commercial Mortgage Trust, 5.430%, 2/15/2040	100,000	98,863
Merrill Lynch, 5.378%, 8/12/2048	100,000	98,434
Merrill Lynch Mortgage Trust, 5.417%, 11/12/2037	50,000	49,599
Morgan Stanley Capital I, 5.373%, 11/14/2042	25,000	24,720
Morgan Stanley Capital I, 5.514%, 11/12/2049	100,000	99,586
Morgan Stanley Capital I, 7.060%, 6/3/2030	150,000	151,583
PG&E Energy Recovery Funding LLC, 5.030%, 3/25/2014	50,000	50,312
Salomon Brothers Mortgage Securities VII, 7.455%, 7/18/2033	22,320	23,341
Wachovia Bank Commercial Mortgage Trust, 4.516%, 5/15/2044	15,000	14,787
Wachovia Bank Commercial Mortgage Trust, 4.867%, 2/15/2035	100,000	98,201
Wachovia Bank Commercial Mortgage Trust, 5.203%, 1/15/2045	77,614	77,678
Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/2048	75,000	73,672
Wachovia Bank Commercial Mortgage Trust, 5.416%, 1/15/2045	50,000	50,384
Wachovia Bank Commercial Mortgage Trust, 5.515%, 1/15/2045	50,000	48,457

Total Commercial Mortgage-Backed Securities - (Identified Cost $3,060,849)		3,053,752

Municipal Bonds - 0.1%

State of Illinois Taxable, 5.100%, 6/1/2033	25,000	23,431
State of Illinois, 4.950%, 6/1/2023	25,000	23,715

Total Municipal Bonds - (Identified Cost $48,563)		47,146

Commercial Paper- 2.3%

Regency Markets, 6.200%, 10/11/2007 (At Amortized Cost)	1,197,933	1,197,933

Mutual Fund- 2.9%

AIM Prime Fund (At Net Asset Value)	1,500,762	1,500,762

Total Investments – 102.9% (Identified Cost $54,156,521)[2]		54,270,000
Other Assets & Liabilities-Net- (2.9)%		(1,524,037)

Total Net Assets– 100.0%		$52,745,963

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At September 30, 2007, these securities amounted to $148,683 which represents 0.3% of total net assets.

[2]

At September 30, 2007, the cost of investments for federal tax purposes was $54,156,521. The net unrealized appreciation of investments for federal tax purposes was $113,479. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $383,423 and net unrealized depreciation from investments for those securities having an excess of cost over value of $269,944.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

11

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Larry Renfro, the registrant’s President and Principal Executive Officer, and Richard Hisey, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Renfro and Mr. Hisey determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Larry Renfro
Larry Renfro
President and Principal Executive Officer

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry Renfro
Larry Renfro
President and Principal Executive Officer

Date:	November 20, 2007

By:	/s/ Richard Hisey
Richard Hisey
Treasurer and Principal Financial Officer

Date:	November 20, 2007